Consolidated Schedule of Investments
July 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–35.35%
Argentina–0.11%
Argentine Republic Government International Bond,
5.63%, 01/26/2022(a)	$3,384,000	$1,505,931
7.50%, 04/22/2026(a)	3,700,000	1,608,353
		3,114,284
Australia–0.01%
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/2022(b)	322,000	337,796
Belgium–0.06%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(b)	1,525,000	1,616,500
Brazil–0.71%
Banco do Brasil S.A., 6.25%(b)(c)	1,875,000	1,764,844
Banco Votorantim S.A., 4.38%, 07/29/2025(b)	1,480,000	1,488,332
CSN Islands XI Corp., 6.75%, 01/28/2028(b)	2,240,000	2,083,200
Petrobras Global Finance B.V.,
6.75%, 06/03/2050	1,850,000	2,016,010
6.85%, 06/05/2115	520,000	551,460
Rede D’or Finance S.a.r.l., 4.50%, 01/22/2030(b)	2,778,000	2,493,950
Suzano Austria GmbH, 5.00%, 01/15/2030	6,965,000	7,271,878
Ultrapar International S.A., 5.25%, 06/06/2029(b)	1,850,000	1,866,252
Usiminas International S.a.r.l., 5.88%, 07/18/2026(b)	1,110,000	1,106,048
		20,641,974
Canada–1.18%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/2025(b)	1,094,000	1,124,966
Canadian Natural Resources Ltd., 2.05%, 07/15/2025	7,400,000	7,574,407
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028(b)	430,000	446,394
Cenovus Energy, Inc., 4.25%, 04/15/2027	1,803,000	1,715,246
Ensign Drilling, Inc., 9.25%, 04/15/2024(b)	286,000	115,291
Garda World Security Corp., 9.50%, 11/01/2027(b)	499,000	544,753
Magna International, Inc., 2.45%, 06/15/2030	3,700,000	3,935,676
Mattamy Group Corp., 5.25%, 12/15/2027(b)	672,000	699,300
MEG Energy Corp., 6.50%, 01/15/2025(b)	251,000	246,803
Norbord, Inc., 5.75%, 07/15/2027(b)	1,828,000	1,953,328
	Principal Amount	Value
Canada–(continued)
Nutrien Ltd.,
1.90%, 05/13/2023	$3,700,000	$3,821,442
2.95%, 05/13/2030	3,700,000	4,075,983
Parkland Corp., 6.00%, 04/01/2026(b)	1,745,000	1,854,089
Precision Drilling Corp., 7.13%, 01/15/2026(b)	325,000	225,407
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/2023(b)	310,000	284,780
Superior Plus L.P./Superior General Partner, Inc., 7.00%, 07/15/2026(b)	1,047,000	1,110,930
Taseko Mines Ltd., 8.75%, 06/15/2022(b)	963,000	824,342
Tervita Corp., 7.63%, 12/01/2021(b)	0	0
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076	3,545,000	3,818,684
		34,371,821
Chile–0.13%
AES Gener S.A., 6.35%, 10/07/2079(b)	1,750,000	1,719,944
Sociedad Quimica y Minera de Chile S.A., 4.25%, 01/22/2050(b)	1,875,000	1,918,950
		3,638,894
China–1.01%
China Evergrande Group,
8.25%, 03/23/2022(b)	238,000	226,437
10.00%, 04/11/2023(b)	1,125,000	1,067,344
CIFI Holdings Group Co. Ltd., 6.45%, 11/07/2024(b)	1,800,000	1,863,816
Country Garden Holdings Co. Ltd.,
5.40%, 05/27/2025(b)	2,960,000	3,109,569
4.80%, 08/06/2030(b)	1,850,000	1,848,770
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(b)	492,000	346,860
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021(b)	3,750,000	3,806,015
Kaisa Group Holdings Ltd., 6.75%, 02/18/2021(b)	1,875,000	1,877,364
Logan Group Co. Ltd.,
7.50%, 08/25/2022(b)	1,695,000	1,765,119
5.25%, 02/23/2023(b)	3,750,000	3,767,308
Tencent Holdings Ltd.,
1.81%, 01/26/2026(b)	7,400,000	7,571,004
3.29%, 06/03/2060(b)	1,850,000	2,127,083
		29,376,689

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount	Value
Colombia–0.07%
Grupo Aval Ltd., 4.38%, 02/04/2030(b)	$2,250,000	$2,162,250
Congo, Democratic Republic of the–0.04%
HTA Group Ltd., 7.00%, 12/18/2025(b)	1,110,000	1,150,770
Denmark–0.16%
Danske Bank A/S, 6.13%(b)(c)	4,525,000	4,598,219
Dominican Republic–0.22%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad Itabo S.A., 7.95%, 05/11/2026(b)	1,230,000	1,271,512
Dominican Republic International Bond,
6.40%, 06/05/2049(b)	3,490,000	3,542,350
5.88%, 01/30/2060(b)	1,500,000	1,443,750
		6,257,612
Egypt–0.30%
Egypt Government International Bond,
7.63%, 05/29/2032(b)	3,750,000	3,680,063
8.70%, 03/01/2049(b)	5,181,000	5,147,437
		8,827,500
France–1.36%
BNP Paribas S.A.,
6.63%(b)(c)	3,700,000	3,848,000
7.63%(b)(c)	3,010,000	3,080,359
6.75%(b)(c)	6,000,000	6,129,360
Credit Agricole S.A.,
7.88%(b)(c)	1,875,000	2,064,675
6.88%(b)(c)	4,400,000	4,645,058
Societe Generale S.A., 7.38%(b)(c)	11,225,000	11,495,522
Total Capital International S.A., 3.13%, 05/29/2050	7,400,000	8,352,834
		39,615,808
Germany–0.11%
Mercer International, Inc., 5.50%, 01/15/2026	752,000	713,012
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025(b)	2,220,000	2,425,077
		3,138,089
Ghana–0.12%
Ghana Government International Bond, 8.95%, 03/26/2051(b)	3,750,000	3,403,913
Hong Kong–0.34%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)	9,250,000	9,399,144
5.63%, 07/17/2027(b)	474,000	484,753
		9,883,897
India–0.57%
Azure Power Energy Ltd., 5.50%, 11/03/2022(b)	3,485,000	3,563,134
	Principal Amount	Value
India–(continued)
Future Retail Ltd., 5.60%, 01/22/2025(b)	$1,125,000	$734,313
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(b)	3,475,000	3,383,030
Muthoot Finance Ltd., 6.13%, 10/31/2022(b)	3,750,000	3,850,313
Oil India International Pte. Ltd., 4.00%, 04/21/2027(b)	4,881,000	4,993,043
		16,523,833
Indonesia–1.58%
Indonesia Government International Bond,
4.20%, 10/15/2050	5,625,000	6,744,428
4.45%, 04/15/2070	5,625,000	7,034,107
Listrindo Capital B.V., 4.95%, 09/14/2026(b)	5,215,000	5,410,563
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
4.88%, 07/17/2049(b)	1,110,000	1,293,477
4.00%, 06/30/2050(b)	3,000,000	3,166,973
PT Bank Mandiri (Persero) Tbk, 4.75%, 05/13/2025(b)	3,700,000	4,076,344
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(b)	7,400,000	8,149,544
5.45%, 05/15/2030(b)	1,850,000	2,194,943
PT Pertamina Persero, 4.18%, 01/21/2050(b)	1,850,000	1,989,723
PT Perusahaan Listrik Negara, 4.88%, 07/17/2049(b)	1,850,000	2,155,796
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(b)	3,750,000	3,770,623
		45,986,521
Ireland–0.60%
AerCap Global Aviation Trust, 6.50%, 06/15/2045(b)	1,157,000	924,732
Coriolanus DAC, Series 116,
Series 116, 0.00%, 04/30/2025(b)(d)	1,886,268	1,885,918
Series 119, 0.00%, 04/30/2025(b)(d)	2,006,759	2,006,387
Series 120, 0.00%, 04/30/2025(b)(d)	2,511,956	2,511,490
Series 122, 0.00%, 04/30/2025(b)(d)	2,200,868	2,200,459
Series 124, 0.00%, 04/30/2025(b)(d)	1,767,650	1,767,322
Series 126, 0.00%, 04/30/2025(b)(d)	1,977,516	1,977,149
Series 127, 0.00%, 04/30/2025(b)(d)	2,290,542	2,290,117
0.00%, 04/30/2025(b)(d)	1,797,697	1,797,363
		17,360,937
Israel–0.06%
Bank Leumi Le-Israel BM, 3.28%, 01/29/2031(b)	1,875,000	1,864,228
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount	Value
Italy–0.24%
Intesa Sanpaolo S.p.A., Series XR, 4.70%, 09/23/2049(b)	$1,125,000	$1,326,478
Telecom Italia Capital S.A., 7.20%, 07/18/2036	1,926,000	2,536,060
UniCredit S.p.A., 5.46%, 06/30/2035(b)	3,110,000	3,203,315
		7,065,853
Japan–0.14%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	3,700,000	4,071,197
Kazakhstan–0.17%
Astana-Finance JSC (Acquired 06/05/2015; Cost $133), 0.00%, 12/22/2024(b)(d)(e)	1,186,225	0
KazTransGas JSC, 4.38%, 09/26/2027(b)	4,645,000	5,069,599
		5,069,599
Kuwait–0.09%
MEGlobal Canada ULC, 5.88%, 05/18/2030(b)	2,220,000	2,631,526
Luxembourg–0.43%
ArcelorMittal S.A.,
3.60%, 07/16/2024	7,500,000	7,847,042
6.13%, 06/01/2025	3,490,000	4,048,554
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024(a)(b)	1,087,000	720,137
		12,615,733
Macau–0.57%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(b)	3,495,000	3,600,217
5.88%, 05/15/2026(b)	3,200,000	3,391,488
Sands China Ltd.,
3.80%, 01/08/2026(b)	1,480,000	1,547,340
4.38%, 06/18/2030(b)	1,850,000	1,950,178
Wynn Macau Ltd.,
4.88%, 10/01/2024(b)	5,987,000	5,965,177
5.50%, 10/01/2027(b)	164,000	164,066
		16,618,466
Malaysia–0.30%
Petronas Capital Ltd.,
4.55%, 04/21/2050(b)	1,875,000	2,581,913
4.80%, 04/21/2060(b)	4,090,000	6,193,790
		8,775,703
Mexico–0.59%
Alpha Holding S.A. de C.V., 9.00%, 02/10/2025(b)	1,740,000	1,425,930
Axtel S.A.B de C.V., 6.38%, 11/14/2024(b)	3,550,000	3,718,998
Banco Mercantil del Norte S.A., 8.38%(b)(c)	1,850,000	1,871,830
CEMEX Finance LLC, 6.00%, 04/01/2024(b)	2,244,000	2,284,078
Cemex S.A.B. de C.V., 5.45%, 11/19/2029(b)	656,000	636,418
	Principal Amount	Value
Mexico–(continued)
Petroleos Mexicanos,
4.50%, 01/23/2026	$5,469,000	$5,019,776
5.95%, 01/28/2031(b)	410,000	353,135
Trust Fibra Uno, 4.87%, 01/15/2030(b)	1,850,000	1,858,677
		17,168,842
Netherlands–0.25%
ING Groep N.V., 5.75%(c)	3,700,000	3,794,035
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/2025(b)	665,000	713,234
Prosus N.V., 4.03%, 08/03/2050(b)	1,850,000	1,933,965
Ziggo B.V., 5.50%, 01/15/2027(b)	667,000	705,789
Ziggo Bond Co B.V., 5.13%, 02/28/2030(b)	221,000	235,708
		7,382,731
Norway–0.14%
Yara International ASA, 3.15%, 06/04/2030(b)	3,700,000	4,003,908
Oman–0.24%
Oman Government International Bond, 3.88%, 03/08/2022(b)	7,045,000	6,989,077
Paraguay–0.08%
Paraguay Government International Bond, 4.95%, 04/28/2031(b)	1,875,000	2,198,438
Peru–0.27%
Banco de Credito del Peru, 3.13%, 07/01/2030(b)	1,850,000	1,842,138
Hudbay Minerals, Inc., 7.63%, 01/15/2025(b)	1,094,000	1,109,797
Inkia Energy Ltd., 5.88%, 11/09/2027(b)	2,295,000	2,344,170
Nexa Resources S.A., 6.50%, 01/18/2028(b)	2,220,000	2,409,577
		7,705,682
Qatar–0.18%
Qatar Government International Bond, 4.40%, 04/16/2050(b)	3,750,000	5,103,120
Romania–0.16%
Romanian Government Bond, 4.00%, 02/14/2051(b)	4,440,000	4,665,215
Saudi Arabia–0.04%
ADES International Holding PLC, 8.63%, 04/24/2024(b)	1,300,000	1,235,260
Senegal–0.09%
Senegal Government International Bond, 6.75%, 03/13/2048(b)	2,799,000	2,669,322
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount	Value
Singapore–0.06%
Puma International Financing S.A.,
5.13%, 10/06/2024(b)	$1,500,000	$1,350,045
5.00%, 01/24/2026(b)	530,000	471,072
		1,821,117
Spain–0.15%
Banco Santander S.A., 3.49%, 05/28/2030	3,800,000	4,218,415
Sri Lanka–0.20%
Sri Lanka Government International Bond,
5.88%, 07/25/2022(b)	3,370,000	2,881,446
6.35%, 06/28/2024(b)	2,790,000	2,232,053
6.20%, 05/11/2027(b)	490,000	365,052
6.75%, 04/18/2028(b)	600,000	447,000
		5,925,551
Sweden–0.06%
Skandinaviska Enskilda Banken AB, 5.13%(b)(c)	1,800,000	1,784,200
Switzerland–1.09%
Alcon Finance Corp., 2.60%, 05/27/2030(b)	2,220,000	2,391,512
Credit Suisse Group AG,
6.38%(b)(c)	1,675,000	1,765,391
6.25%(b)(c)	1,875,000	2,004,281
7.50%(b)(c)	10,380,000	11,424,488
UBS Group AG,
6.88%(b)(c)	1,355,000	1,378,807
7.00%(b)(c)	7,195,000	8,058,400
5.13%(b)(c)	3,700,000	3,780,938
7.13%(b)(c)	1,000,000	1,035,453
		31,839,270
Thailand–0.28%
Bangkok Bank PCL, 3.73%, 09/25/2034(b)	1,162,000	1,168,211
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/2050(b)	3,700,000	3,852,093
TMB Bank PCL, 4.90%(b)(c)	3,420,000	3,214,800
		8,235,104
Ukraine–0.45%
Metinvest B.V.,
8.50%, 04/23/2026(b)	3,750,000	3,695,962
7.75%, 10/17/2029(b)	2,680,000	2,493,526
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(b)	1,800,000	1,741,373
Ukraine Government Bond, 7.30%, 03/15/2033(b)	2,220,000	2,153,400
Ukraine Government International Bond, 7.75%, 09/01/2025(b)	2,812,000	2,912,220
		12,996,481
United Arab Emirates–0.34%
Abu Dhabi Government International Bond, 3.88%, 04/16/2050(b)	6,000,000	7,627,440
	Principal Amount	Value
United Arab Emirates–(continued)
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/2026(b)	$2,370,000	$2,310,750
		9,938,190
United Kingdom–0.99%
Algeco Global Finance PLC, 8.00%, 02/15/2023(b)	326,000	325,386
BP Capital Markets PLC, 4.88%(c)	2,590,000	2,784,250
eG Global Finance PLC, 8.50%, 10/30/2025(b)	688,000	752,947
HSBC Bank PLCSeries 2M, 1.43% (6 mo. USD LIBOR + 0.25%)(c)(f)	1,130,000	887,378
HSBC Holdings PLC,
6.38%(c)	1,875,000	1,881,599
6.38%(c)	2,435,000	2,418,430
Lloyds Bank PLCSeries 3, 1.69% (6 mo. USD LIBOR + 0.10%)(c)(f)	2,250,000	1,912,500
Standard Chartered PLC,
4.64%, 04/01/2031(b)	1,850,000	2,163,444
7.75%(b)(c)	4,660,000	4,918,583
6.00%(b)(c)	3,700,000	3,758,053
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(b)	3,775,000	3,940,156
Virgin Media Secured Finance PLC,
5.50%, 08/15/2026(b)	786,000	837,243
5.50%, 05/15/2029(b)	317,000	346,034
Vodafone Group PLC, 7.00%, 04/04/2079	1,500,000	1,804,717
		28,730,720
United States–18.97%
ACCO Brands Corp., 5.25%, 12/15/2024(b)	899,000	924,752
AdaptHealth LLC, 6.13%, 08/01/2028(b)	228,000	238,180
ADT Security Corp. (The), 6.25%, 10/15/2021	1,348,000	1,418,467
AECOM, 5.13%, 03/15/2027	528,000	582,020
AES Corp. (The),
3.30%, 07/15/2025(b)	1,480,000	1,591,392
6.00%, 05/15/2026	301,000	319,004
3.95%, 07/15/2030(b)	2,220,000	2,385,112
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	922,000	855,731
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	419,000	448,854
Ally Financial, Inc., 8.00%, 11/01/2031	783,000	1,084,950
AMC Entertainment Holdings, Inc.,
10.50%, 08/26/2020(b)	282,000	249,940
10.50%, 04/15/2025(b)	1,518,000	1,209,656
5.75%, 06/15/2025	465,000	133,688
5.88%, 11/15/2026	1,412,000	405,950
AMC Networks, Inc.,
5.00%, 04/01/2024	1,785,000	1,818,469
4.75%, 08/01/2025	470,000	482,504
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
American Honda Finance Corp., 1.20%, 07/08/2025	$11,100,000	$11,274,422
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 05/20/2025	283,000	306,522
5.88%, 08/20/2026	1,336,000	1,477,302
Amsted Industries, Inc., 5.63%, 07/01/2027(b)	485,000	513,402
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	400,000	441,924
Anagram International Inc/Anagram Holdings LLC, 5% PIK Rate, 10% Cash Rate , 08/26/2020(g)	54,119	152,972
Antero Resources Corp., 5.38%, 11/01/2021	495,000	475,606
Apache Corp.,
5.10%, 09/01/2040	1,000,000	975,000
4.75%, 04/15/2043	1,000,000	952,500
Applied Materials, Inc.,
1.75%, 06/01/2030	3,700,000	3,911,243
2.75%, 06/01/2050	3,700,000	4,212,055
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(b)	962,000	999,566
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	211,000	216,803
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	477,000	395,750
ASGN, Inc., 4.63%, 05/15/2028(b)	691,000	707,715
Ashland LLC, 4.75%, 08/15/2022	56,000	58,835
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 10.50%, 05/15/2025(b)	332,000	386,573
Bank of New York Mellon Corp. (The)Series G, 4.70%(c)	3,700,000	4,015,536
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(b)	1,094,000	1,144,302
5.75%, 08/15/2027(b)	495,000	538,407
Becton, Dickinson and Co., 3.79%, 05/20/2050	7,400,000	9,035,427
Belo Corp., 7.75%, 06/01/2027	640,000	712,976
Blue Cube Spinco LLC, 9.75%, 10/15/2023	228,000	238,400
BMC East LLC, 5.50%, 10/01/2024(b)	1,439,000	1,476,623
BorgWarner, Inc., 2.65%, 07/01/2027	3,700,000	3,928,033
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	297,000	326,293
Brink’s Co. (The),
5.50%, 07/15/2025(b)	149,000	158,592
4.63%, 10/15/2027(b)	1,822,000	1,858,722
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	222,000	231,713
Principal Amount		Value
United States–(continued)
Callon Petroleum Co.,
6.25%, 04/15/2023	$114,000	$37,405
8.25%, 07/15/2025	231,000	70,142
6.38%, 07/01/2026	1,282,000	401,984
Calpine Corp.,
5.75%, 01/15/2025	174,000	179,481
5.25%, 06/01/2026(b)	738,000	769,664
5.00%, 02/01/2031(b)	309,000	317,460
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	1,147,000	1,162,502
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	1,400,000	1,451,660
Carnival Corp.,
11.50%, 04/01/2023(b)	699,000	761,718
10.50%, 02/01/2026(b)	505,000	524,044
Carrier Global Corp., 2.70%, 02/15/2031(b)	3,700,000	3,908,478
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(b)	293,000	298,308
5.88%, 04/01/2024(b)	30,000	31,071
5.38%, 05/01/2025(b)	175,000	180,925
5.75%, 02/15/2026(b)	1,276,000	1,335,015
5.13%, 05/01/2027(b)	777,000	825,386
5.88%, 05/01/2027(b)	175,000	185,238
5.00%, 02/01/2028(b)	534,000	566,574
4.50%, 08/15/2030(b)	1,647,000	1,747,722
Celanese US Holdings LLC, 5.88%, 06/15/2021	3,441,000	3,582,543
Centene Corp.,
4.75%, 05/15/2022	544,000	554,048
5.38%, 06/01/2026(b)	1,726,000	1,847,959
5.38%, 08/15/2026(b)	1,210,000	1,299,619
4.63%, 12/15/2029	1,373,000	1,533,030
3.38%, 02/15/2030	1,000,000	1,063,755
CenturyLink, Inc., Series Y,
Series Y, 7.50%, 04/01/2024	403,000	456,901
5.63%, 04/01/2025	710,000	759,700
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	1,377,000	1,458,505
Charles Schwab Corp. (The)Series G, 5.38%(c)	7,500,000	8,231,250
Chemours Co. (The), 6.63%, 05/15/2023	293,000	295,228
Choice Hotels International, Inc., 3.70%, 01/15/2031	5,180,000	5,432,162
CIT Group, Inc.,
4.13%, 03/09/2021	819,000	823,934
5.25%, 03/07/2025	492,000	527,670
Clarios Global L.P., 6.75%, 05/15/2025(b)	345,000	371,417
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	282,000	296,847
Clearway Energy Operating LLC, 5.75%, 10/15/2025	228,000	243,984
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	$1,091,000	$1,048,609
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	154,000	168,438
CNX Resources Corp., 5.88%, 04/15/2022	117,000	116,196
Colfax Corp.,
6.00%, 02/15/2024(b)	455,000	480,073
6.38%, 02/15/2026(b)	228,000	246,597
Colt Merger Sub, Inc.,
5.75%, 07/01/2025(b)	186,000	193,905
8.13%, 07/01/2027(b)	537,000	547,770
Comstock Resources, Inc., 9.75%, 08/15/2026	327,000	327,970
Continental Resources, Inc.,
4.50%, 04/15/2023	1,640,000	1,641,099
3.80%, 06/01/2024	500,000	485,235
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate , 09/15/2024(b)(g)	998,000	1,010,994
CoreCivic, Inc.,
5.00%, 10/15/2022	114,000	112,263
4.63%, 05/01/2023	201,000	196,101
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 04/01/2023	151,000	146,486
5.75%, 04/01/2025	132,000	126,309
5.63%, 05/01/2027(b)	942,000	883,742
Crown Castle International Corp.,
1.35%, 07/15/2025	3,700,000	3,782,174
3.25%, 01/15/2051	3,700,000	4,161,745
CSC Holdings LLC,
5.88%, 09/15/2022	293,000	314,894
10.88%, 10/15/2025(b)	555,000	595,570
5.50%, 04/15/2027(b)	1,195,000	1,282,832
4.63%, 12/01/2030(b)	800,000	841,188
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	932,000	847,388
CVS Health Corp., 5.05%, 03/25/2048	3,700,000	5,106,149
Cxloyalty Group, Inc., 14.00% PIK Rate, 12.50% Cash Rate , 11/10/2022(b)(g)	3,143,663	1,917,634
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(b)	559,000	587,579
Dana, Inc.,
5.38%, 11/15/2027	477,000	503,951
5.63%, 06/15/2028	749,000	787,675
Darling Ingredients, Inc., 5.25%, 04/15/2027(b)	230,000	246,193
DaVita, Inc., 4.63%, 06/01/2030(b)	672,000	715,462
DCP Midstream Operating L.P.,
4.75%, 09/30/2021(b)	495,000	505,749
5.63%, 07/15/2027	224,000	232,624
5.13%, 05/15/2029	1,356,000	1,367,268
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	1,226,000	1,274,071
6.20%, 07/15/2030(b)	7,400,000	9,028,822
Principal Amount		Value
United States–(continued)
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	$799,000	$854,793
7.38%, 01/15/2026	4,969,000	4,930,441
Diamond Resorts International, Inc., 7.75%, 09/01/2023(b)	272,000	264,687
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	2,482,000	1,917,308
6.63%, 08/15/2027(b)	1,062,000	582,772
Discovery Communications LLC, 3.63%, 05/15/2030	2,960,000	3,290,490
DISH DBS Corp.,
5.88%, 11/15/2024	912,000	952,278
7.75%, 07/01/2026	400,000	451,546
DISH Network Corp., Conv., 3.38%, 08/15/2026	300,000	276,939
Diversified Healthcare Trust, 9.75%, 06/15/2025	950,000	1,049,854
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023(b)	277,000	221,225
DPL, Inc., 4.35%, 04/15/2029	573,000	605,851
eBay, Inc., 2.70%, 03/11/2030	1,480,000	1,605,008
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	340,000	368,521
Element Solutions, Inc., 5.88%, 12/01/2025(b)	1,002,000	1,037,686
Embarq Corp., 8.00%, 06/01/2036	939,000	1,102,593
Encompass Health Corp., 4.75%, 02/01/2030	348,000	368,292
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 07/15/2025(b)	186,000	195,707
5.75%, 01/30/2028(b)	346,000	355,883
Energizer Holdings, Inc.,
6.38%, 07/15/2026(b)	189,000	201,935
7.75%, 01/15/2027(b)	677,000	753,037
4.75%, 06/15/2028(b)	149,000	160,011
Energy Transfer Operating L.P.Series A, 6.25%(c)	559,000	398,564
EnerSys, 5.00%, 04/30/2023(b)	820,000	842,874
EnLink Midstream LLC, 5.38%, 06/01/2029	114,000	91,439
EnLink Midstream Partners L.P.,
4.40%, 04/01/2024	114,000	98,272
4.85%, 07/15/2026	1,268,000	984,463
5.60%, 04/01/2044	1,204,000	673,391
EnPro Industries, Inc., 5.75%, 10/15/2026	1,157,000	1,201,614
EQM Midstream Partners L.P.,
6.50%, 07/01/2027(b)	754,000	832,427
5.50%, 07/15/2028	1,682,000	1,747,648
EQT Corp.,
6.13%, 02/01/2025	582,000	642,467
3.90%, 10/01/2027	421,000	397,668
7.00%, 02/01/2030	742,000	860,015
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Everi Payments, Inc., 7.50%, 12/15/2025(b)	$542,000	$527,716
Exelon Corp., 4.45%, 04/15/2046	3,700,000	4,812,781
Expedia Group, Inc., 3.60%, 12/15/2023(b)	3,700,000	3,746,065
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	708,000	736,033
Flex Ltd., 3.75%, 02/01/2026	7,881,000	8,611,926
Ford Motor Co.,
8.50%, 04/21/2023	2,006,000	2,230,201
9.00%, 04/22/2025	453,000	534,318
9.63%, 04/22/2030	244,000	324,128
4.75%, 01/15/2043	698,000	640,415
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	417,000	445,181
4.13%, 08/04/2025	7,500,000	7,705,500
4.39%, 01/08/2026	698,000	717,956
5.11%, 05/03/2029	1,782,000	1,902,285
Freeport-McMoRan, Inc.,
5.40%, 11/14/2034	3,539,000	3,982,808
5.45%, 03/15/2043	205,000	228,464
Frontier Communications Corp.,
10.50%, 09/15/2022(a)	4,321,000	1,516,736
11.00%, 09/15/2025(a)	1,243,000	446,200
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	442,000	410,779
6.25%, 05/15/2026	861,000	812,405
7.75%, 02/01/2028	308,000	297,328
GPC Merger Sub, Inc., 7.13%, 08/15/2028(b)	158,000	164,616
Gray Television, Inc., 5.13%, 10/15/2024(b)	433,000	445,945
Greif, Inc., 6.50%, 03/01/2027(b)	284,000	302,407
Gulfport Energy Corp.,
6.63%, 05/01/2023	430,000	255,953
6.00%, 10/15/2024	289,000	152,229
6.38%, 05/15/2025	231,000	111,722
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	788,000	729,735
Hanesbrands, Inc.,
5.38%, 05/15/2025(b)	887,000	954,634
4.88%, 05/15/2026(b)	640,000	698,800
HCA, Inc.,
5.88%, 02/15/2026	231,000	270,628
5.38%, 09/01/2026	1,624,000	1,859,399
5.63%, 09/01/2028	924,000	1,103,510
4.13%, 06/15/2029	1,458,000	1,708,154
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	691,000	752,326
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	910,000	964,600
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	1,433,000	1,489,704
HighPoint Operating Corp., 8.75%, 06/15/2025	216,000	55,080
Principal Amount		Value
United States–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 10/01/2025(b)	$225,000	$214,148
6.25%, 11/01/2028(b)	763,000	703,723
Hillenbrand, Inc., 5.75%, 06/15/2025	279,000	300,448
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	705,000	741,353
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	338,000	334,774
Howmet Aerospace, Inc., 6.88%, 05/01/2025	472,000	536,486
HP, Inc., 2.20%, 06/17/2025	7,400,000	7,757,834
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 02/01/2024	457,000	472,376
6.38%, 12/15/2025	405,000	422,255
6.25%, 05/15/2026	288,000	305,024
iHeartCommunications, Inc., 8.38%, 05/01/2027	1,067,000	1,060,934
Indigo Natural Resources LLC, 6.88%, 02/15/2026(b)	331,000	320,026
Ingles Markets, Inc., 5.75%, 06/15/2023	237,000	241,293
International Game Technology PLC, 6.25%, 02/15/2022(b)	4,036,000	4,227,044
Intrado Corp., 5.38%, 07/15/2022(b)	1,574,000	1,141,150
IRB Holding Corp., 7.00%, 06/15/2025(b)	239,000	260,361
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	418,000	434,118
Iron Mountain, Inc.,
4.88%, 09/15/2027(b)	348,000	362,496
5.25%, 03/15/2028(b)	472,000	496,693
4.88%, 09/15/2029(b)	743,000	774,763
5.25%, 07/15/2030(b)	1,120,000	1,176,700
iStar, Inc., 4.75%, 10/01/2024	1,801,000	1,781,864
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	979,000	1,036,330
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,761,303
JBS Investments GmbH, 6.25%, 02/05/2023(b)	3,750,000	3,791,250
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	1,032,000	1,139,328
Kellogg Co., 2.10%, 06/01/2030	7,400,000	7,776,923
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	1,099,000	1,004,096
Kohl’s Corp., 9.50%, 05/15/2025	93,000	110,984
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Koppers, Inc., 6.00%, 02/15/2025(b)	$1,167,000	$1,205,639
Kraft Heinz Foods Co. (The),
5.00%, 06/04/2042	809,000	906,563
4.38%, 06/01/2046	749,000	781,223
5.50%, 06/01/2050(b)	1,018,000	1,198,453
L Brands, Inc.,
7.50%, 06/15/2029	470,000	484,481
6.88%, 11/01/2035	490,000	470,559
Lamar Media Corp., 5.75%, 02/01/2026	556,000	585,009
Lennar Corp.,
4.50%, 04/30/2024	298,000	323,361
4.75%, 05/30/2025	760,000	837,980
5.25%, 06/01/2026	503,000	562,510
5.00%, 06/15/2027	1,173,000	1,323,801
Level 3 Financing, Inc.,
5.38%, 05/01/2025	633,000	655,155
5.25%, 03/15/2026	2,032,000	2,124,903
Lions Gate Capital Holdings LLC,
6.38%, 02/01/2024(b)	492,000	498,162
5.88%, 11/01/2024(b)	623,000	623,713
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	1,392,000	1,452,754
4.63%, 12/15/2027(b)	403,000	429,316
Louisiana-Pacific Corp., 4.88%, 09/15/2024	2,579,000	2,662,547
Macy’s, Inc., 8.38%, 06/15/2025(b)	1,526,000	1,599,950
Marriott International, Inc., 4.63%, 06/15/2030	2,220,000	2,384,484
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(b)	2,163,000	2,019,290
Mattel, Inc., 6.75%, 12/31/2025(b)	867,000	929,485
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	288,000	294,060
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/2024(a)(b)	3,530,000	234,974
Meredith Corp., 6.88%, 02/01/2026	1,181,000	1,028,444
Meritage Homes Corp., 5.13%, 06/06/2027	1,439,000	1,544,853
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc.,
5.63%, 05/01/2024	740,000	804,828
5.75%, 02/01/2027	228,000	247,167
MGM Resorts International,
6.00%, 03/15/2023	2,335,000	2,446,158
6.75%, 05/01/2025	920,000	958,249
5.75%, 06/15/2025	251,000	259,939
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	1,266,000	1,188,533
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 03/01/2024	179,000	184,874
5.00%, 10/15/2027	170,000	182,644
4.63%, 08/01/2029	1,323,000	1,400,104
Principal Amount		Value
United States–(continued)
Mueller Industries, Inc., 6.00%, 03/01/2027	$1,782,000	$1,806,164
Murphy Oil USA, Inc., 5.63%, 05/01/2027	420,000	446,695
Murray Energy Corp., 12.00%, 04/15/2024(a)(b)	5,744,632	3,648
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	242,000	247,256
Navient Corp.,
6.63%, 07/26/2021	486,000	499,365
6.50%, 06/15/2022	470,000	492,325
6.13%, 03/25/2024	889,000	922,884
5.88%, 10/25/2024	651,000	668,902
6.75%, 06/25/2025	615,000	644,151
6.75%, 06/15/2026	346,000	360,489
5.00%, 03/15/2027	862,000	826,641
NetApp, Inc., 1.88%, 06/22/2025	5,180,000	5,379,416
Netflix, Inc.,
5.88%, 11/15/2028	3,494,000	4,321,327
5.38%, 11/15/2029(b)	799,000	968,787
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	606,000	637,815
Newell Brands, Inc.,
4.70%, 04/01/2026	825,000	894,490
5.88%, 04/01/2036	675,000	766,125
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	241,000	191,141
6.13%, 03/01/2025	774,000	533,011
7.50%, 04/15/2026	313,000	216,702
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	181,000	197,028
Nordstrom, Inc., 8.75%, 05/15/2025(b)	839,000	919,194
Novelis Corp., 4.75%, 01/30/2030(b)	709,000	741,178
NRG Energy, Inc., 6.63%, 01/15/2027	1,670,000	1,780,988
Nucor Corp.,
2.00%, 06/01/2025	2,220,000	2,339,181
2.70%, 06/01/2030	2,220,000	2,410,869
NuStar Logistics L.P.,
4.80%, 09/01/2020	495,000	494,312
6.00%, 06/01/2026	1,675,000	1,719,748
Occidental Petroleum Corp.,
2.70%, 08/15/2022	2,100,000	2,031,130
2.70%, 02/15/2023	487,000	468,513
6.95%, 07/01/2024	466,000	489,591
2.90%, 08/15/2024	2,700,000	2,545,884
3.20%, 08/15/2026	1,539,000	1,404,230
6.20%, 03/15/2040	719,000	700,576
Olin Corp.,
5.13%, 09/15/2027	223,000	216,958
5.63%, 08/01/2029	1,932,000	1,849,455
5.00%, 02/01/2030	238,000	224,271
Omnicare, Inc., 4.75%12/01/2022	5,295,000	5,672,182
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
OneMain Finance Corp.,
6.88%, 03/15/2025	$1,336,000	$1,496,073
8.88%, 06/01/2025	1,010,000	1,140,643
7.13%, 03/15/2026	1,673,000	1,963,408
Owens-Brockway Glass Container, Inc.,
5.00%, 01/15/2022(b)	100,000	100,473
6.63%, 05/13/2027(b)	276,000	299,288
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	1,000,000	1,064,940
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	336,000	347,024
4.13%, 02/15/2028(b)	283,000	279,463
Party City Holdings, Inc.,
0.00%, 08/26/2020(b)(d)	100,119	226,395
6.63%, 08/01/2026(b)	460,000	110,400
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 06/15/2025	348,000	313,859
6.00%, 02/15/2028(b)	656,000	529,310
PDC Energy, Inc., 5.75%, 05/15/2026	817,000	821,383
Penske Automotive Group, Inc., 5.50%, 05/15/2026	489,000	512,137
PetSmart, Inc., 5.88%, 06/01/2025(b)	532,000	546,630
Phillips 66,
3.85%, 04/09/2025	8,880,000	9,967,120
2.15%, 12/15/2030	11,100,000	11,024,770
Pilgrim’s Pride Corp.,
5.75%, 03/15/2025(b)	473,000	485,416
5.88%, 09/30/2027(b)	842,000	891,467
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,220,000	2,225,186
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	895,000	995,522
QEP Resources, Inc.,
6.88%, 03/01/2021	495,000	484,419
5.63%, 03/01/2026	539,000	315,668
QUALCOMM, Inc., 3.25%, 05/20/2050	2,220,000	2,628,189
Quicken Loans LLC,
5.75%, 05/01/2025(b)	285,000	294,559
5.25%, 01/15/2028(b)	303,000	328,141
Radian Group, Inc., 4.88%, 03/15/2027	900,000	877,891
Rattler Midstream L.P., 5.63%, 07/15/2025(b)	613,000	648,119
Roper Technologies, Inc., 2.00%, 06/30/2030	2,220,000	2,319,005
Royal Caribbean Cruises Ltd.,
10.88%, 06/01/2023(b)	434,000	457,698
9.13%, 06/15/2023(b)	427,000	437,141
11.50%, 06/01/2025(b)	109,000	120,193
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	443,089
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	538,000	608,949
Principal Amount		Value
United States–(continued)
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	$889,000	$946,954
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	381,000	383,008
8.25%, 03/15/2026(b)	368,000	369,213
7.00%, 05/15/2028(b)	605,000	557,622
Seagate HDD Cayman, 4.13%, 01/15/2031(b)	2,960,000	3,183,676
Sempra Energy, 4.00%, 02/01/2048	3,700,000	4,528,858
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	149,000	162,953
Service Corp. International, 4.63%, 12/15/2027	288,000	306,837
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	8,430,000	8,913,454
Silgan Holdings, Inc., 4.13%, 02/01/2028	499,000	512,723
Simmons Foods, Inc.,
7.75%, 01/15/2024(b)	231,000	243,681
5.75%, 11/01/2024(b)	922,000	929,012
Sirius XM Radio, Inc.,
4.63%, 07/15/2024(b)	948,000	999,429
5.38%, 07/15/2026(b)	1,163,000	1,229,111
Southwest Airlines Co.,
5.25%, 05/04/2025	2,220,000	2,380,056
5.13%, 06/15/2027	3,700,000	3,887,605
Southwestern Energy Co.,
6.45%, 01/23/2025	116,000	107,505
7.50%, 04/01/2026	1,009,000	949,878
Sprint Capital Corp.,
6.88%, 11/15/2028	925,000	1,201,991
8.75%, 03/15/2032	772,000	1,191,582
Sprint Corp.,
7.88%, 09/15/2023	1,005,000	1,168,312
7.63%, 03/01/2026	947,000	1,185,166
Standard Industries, Inc., 6.00%, 10/15/2025(b)	1,636,000	1,708,925
Steel Dynamics, Inc.,
2.40%, 06/15/2025	2,220,000	2,333,193
3.25%, 01/15/2031	2,220,000	2,433,382
Stryker Corp.,
1.15%, 06/15/2025	5,180,000	5,274,126
1.95%, 06/15/2030	5,180,000	5,390,307
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	1,285,000	1,186,203
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	230,000	243,174
5.88%, 03/15/2028	1,500,000	1,572,840
Sysco Corp.,
3.75%, 10/01/2025	5,000,000	5,535,442
3.30%, 02/15/2050	5,855,000	5,696,792
Talen Energy Supply LLC,
7.25%, 05/15/2027(b)	280,000	291,673
7.63%, 06/01/2028(b)	480,000	502,500
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	$1,206,000	$1,227,847
5.88%, 04/15/2026	2,372,000	2,525,362
6.50%, 07/15/2027	228,000	244,530
5.00%, 01/15/2028	760,000	777,408
5.50%, 03/01/2030(b)	243,000	255,378
Taylor Morrison Communities, Inc.,
5.88%, 01/31/2025(b)	135,000	139,683
5.75%, 01/15/2028(b)	840,000	946,067
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	840,000	889,262
TEGNA, Inc., 5.50%, 09/15/2024(b)	434,000	444,787
Teleflex, Inc., 4.88%, 06/01/2026	1,209,000	1,273,754
Tenet Healthcare Corp.,
7.50%, 04/01/2025(b)	341,000	377,748
5.13%, 11/01/2027(b)	980,000	1,044,092
4.63%, 06/15/2028(b)	145,000	152,833
Tenneco, Inc., 5.38%, 12/15/2024	885,000	591,937
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	696,000	705,438
TerraForm Power Operating LLC,
4.25%, 01/31/2023(b)	318,000	334,154
5.00%, 01/31/2028(b)	96,000	106,062
Titan International, Inc., 6.50%, 11/30/2023	1,033,000	690,710
T-Mobile USA, Inc.,
4.00%, 04/15/2022	615,000	645,599
6.00%, 04/15/2024	478,000	489,874
5.13%, 04/15/2025	273,000	280,675
4.75%, 02/01/2028	874,000	948,159
Toyota Motor Credit Corp., 1.80%, 02/13/2025	7,400,000	7,754,534
TransDigm, Inc., 6.38%, 06/15/2026	748,000	735,045
United Rentals North America, Inc.,
5.88%, 09/15/2026	1,925,000	2,057,084
6.50%, 12/15/2026	984,000	1,093,632
5.25%, 01/15/2030	1,032,000	1,131,975
Upjohn, Inc.,
1.65%, 06/22/2025(b)	4,440,000	4,571,297
3.85%, 06/22/2040(b)	2,220,000	2,535,456
4.00%, 06/22/2050(b)	2,220,000	2,541,465
Vericast Corp., 8.38%, 08/15/2022(b)	330,000	270,935
ViacomCBS, Inc., 4.95%, 05/19/2050	3,700,000	4,475,533
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	330,000	334,899
3.75%, 02/15/2027(b)	332,000	335,061
4.13%, 08/15/2030(b)	332,000	336,399
	Principal Amount		Value
United States–(continued)
Vistra Operations Co. LLC,
5.50%, 09/01/2026(b)		$258,000	$272,190
5.63%, 02/15/2027(b)		460,000	494,486
5.00%, 07/31/2027(b)		969,000	1,035,376
Wabtec Corp., 3.20%, 06/15/2025		2,220,000	2,321,697
Walt Disney Co. (The),
1.75%, 01/13/2026		2,220,000	2,322,824
2.65%, 01/13/2031		7,400,000	8,062,241
3.60%, 01/13/2051		7,400,000	8,718,719
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)		717,000	784,330
Western Digital Corp., 4.75%, 02/15/2026		1,317,000	1,433,884
Western Midstream Operating L.P.,
3.10%, 02/01/2025		376,000	375,695
4.75%, 08/15/2028		889,000	899,899
Whiting Petroleum Corp.,
5.75%, 03/15/2021(a)		1,167,000	199,849
6.63%, 01/15/2026(a)		1,105,000	192,574
Conv., 1.25%, 12/31/2049(a)		188,000	34,310
William Carter Co. (The),
5.50%, 05/15/2025(b)		226,000	240,904
5.63%, 03/15/2027(b)		637,000	680,255
WPX Energy, Inc.,
5.75%, 06/01/2026		1,147,000	1,173,272
5.25%, 10/15/2027		138,000	136,336
5.88%, 06/15/2028		72,000	73,847
4.50%, 01/15/2030		78,000	72,762
WRKCo, Inc., 3.00%, 06/15/2033		5,180,000	5,649,163
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)		727,000	697,011
XPO Logistics, Inc.,
6.13%, 09/01/2023(b)		991,000	1,013,094
6.75%, 08/15/2024(b)		458,000	493,706
			551,609,446
Zambia–0.04%
First Quantum Minerals Ltd., 7.25%, 04/01/2023(b)		1,194,000	1,201,134
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,007,760,520)			1,028,140,835
Non-U.S. Dollar Denominated Bonds & Notes–33.97%(h)
Argentina–1.76%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	2,670,279,893	42,712,453
1.40%, 03/25/2023	ARS	207,540,000	3,047,089
1.50%, 03/25/2024	ARS	151,530,000	2,073,530
4.00%, 04/27/2025	ARS	88,500,000	2,952,131
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	25,715,000	312,443
			51,097,646
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount		Value
Australia–5.77%
Australia Government Bond,
Series 156, 2.75%, 05/21/2041(b)	AUD	60,000,000	$52,223,618
Series 162, 1.75%, 06/21/2051(b)	AUD	162,000,000	115,698,829
			167,922,447
Austria–0.38%
Republic of Austria Government Bond, 0.85%, 06/30/2120(b)	EUR	7,770,000	11,058,392
Belgium–1.44%
KBC Group N.V., 4.25%(b)(c)	EUR	1,800,000	2,010,405
Kingdom of Belgium Government Bond, Series 71, 3.75%, 06/22/2045(b)	EUR	18,750,000	39,621,195
Sarens Finance Co. N.V., 5.75%, 02/21/2027(b)	EUR	397,000	380,484
			42,012,084
Brazil–0.40%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2045	BRL	10,550,000	9,229,507
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	10,500,000	2,339,909
			11,569,416
Colombia–0.39%
Colombian TES,
Series B, 10.00%, 07/24/2024	COP	14,854,000,000	4,945,825
Series B, 6.25%, 11/26/2025	COP	21,300,000,000	6,288,332
			11,234,157
Croatia–0.05%
Croatia Government International Bond, 1.50%, 06/17/2031(b)	EUR	1,110,000	1,365,017
Cyprus–1.45%
Cyprus Government International Bond,
1.25%, 01/21/2040(b)	EUR	16,765,000	19,342,534
2.25%, 04/16/2050(b)	EUR	17,175,000	22,836,083
			42,178,617
Denmark–0.04%
Danske Bank A/S, 5.88%(b)(c)	EUR	1,080,000	1,294,058
Egypt–0.61%
Egypt Government Bond,
16.00%, 12/12/2020	EGP	72,000,000	4,562,142
16.00%, 06/11/2022	EGP	122,000,000	7,871,562
Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	4,800,000	5,371,681
			17,805,385
	Principal Amount		Value
France–0.42%
Credit Agricole S.A., 6.50%(b)(c)	EUR	4,440,000	$5,340,937
La Mondiale SAM, 5.05%(b)(c)	EUR	2,475,000	3,252,383
Rubis Terminal Infra S.A.S, 5.63%, 05/15/2025(b)	EUR	200,000	243,725
Societe Generale S.A., 6.75%(b)(c)	EUR	2,854,000	3,390,481
			12,227,526
Germany–0.25%
Deutsche Bank AG, 2.63%, 02/12/2026(b)	EUR	5,700,000	7,152,804
Nidda Healthcare Holding GmbH, 3.50%, 09/30/2024(b)	EUR	100,000	116,807
			7,269,611
Greece–5.95%
Hellenic Republic Government Bond,
2.00%, 04/22/2027(b)	EUR	48,875,000	62,094,933
1.50%, 06/18/2030(b)	EUR	90,450,000	110,768,417
Series GDP, 0.00%, 10/15/2042(d)	EUR	76,770,000	307,014
			173,170,364
India–1.20%
India Government Bond,
7.72%, 05/25/2025	INR	35,000,000	518,222
8.20%, 09/24/2025	INR	849,400,000	12,822,163
7.59%, 01/11/2026	INR	700,000,000	10,321,998
8.24%, 02/15/2027	INR	400,000,000	6,062,623
7.17%, 01/08/2028	INR	360,000,000	5,202,527
			34,927,533
Indonesia–3.10%
Indonesia Treasury Bond,
Series FR56, 8.38%, 09/15/2026	IDR	260,905,000,000	19,698,328
Series FR59, 7.00%, 05/15/2027	IDR	195,000,000,000	13,674,041
Series FR64, 6.13%, 05/15/2028	IDR	40,000,000,000	2,638,356
Series FR77, 8.13%, 05/15/2024	IDR	214,000,000,000	15,821,342
Series FR78, 8.25%, 05/15/2029	IDR	70,900,000,000	5,307,302
Series FR82, 7.00%, 09/15/2030	IDR	165,000,000,000	11,470,890
Indonesian Treasury Bond, Series FR74, 7.50%, 08/15/2032	IDR	287,520,000,000	20,051,566
PT Jasa Marga (Persero) Tbk, 7.50%, 12/11/2020(b)	IDR	24,180,000,000	1,601,603
			90,263,428
Italy–3.13%
Banca Monte dei Paschi di Siena S.p.A., 5.38%, 01/18/2028(b)	EUR	2,250,000	2,380,049
Intesa Sanpaolo S.p.A.,
1.75%, 07/04/2029(b)	EUR	740,000	901,106
7.00%(b)(c)	EUR	3,700,000	4,339,458
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount		Value
Italy–(continued)
Italy Buoni Poliennali Del Tesoro, 2.80%, 03/01/2067(b)	EUR	54,859,000	$76,467,998
UniCredit S.p.A.,
1.80%, 01/20/2030(b)	EUR	1,875,000	2,166,240
6.63%(b)(c)	EUR	1,500,000	1,761,394
9.25%(b)(c)	EUR	2,300,000	2,907,062
			90,923,307
Ivory Coast–0.43%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(b)	EUR	4,395,000	4,802,530
6.88%, 10/17/2040(b)	EUR	6,950,000	7,635,338
			12,437,868
Japan–0.14%
SoftBank Group Corp.,
4.75%, 07/30/2025(b)	EUR	1,480,000	1,849,852
4.00%, 09/19/2029(b)	EUR	1,850,000	2,268,624
			4,118,476
Mexico–0.35%
Banco Invex S.A./Hipotecaria Credito y Casa S.A. de C.V., Series 062U, 6.45%, 03/13/2034(a)(e)	MXN	17,961,653	0
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(b)(e)	MXN	20,232,961	122,349
Mexican Bonos, Series M, 5.75%, 03/05/2026	MXN	172,455,000	7,967,723
Petroleos Mexicanos, 3.75%, 04/16/2026(b)	EUR	2,008,000	2,105,376
			10,195,448
Netherlands–0.60%
ABN AMRO Bank N.V., 5.75%(b)(c)	EUR	3,700,000	4,365,661
Cooperatieve Rabobank U.A.,
4.63%(b)(c)	EUR	5,200,000	6,207,331
3.25%(b)(c)	EUR	2,400,000	213,268
3.25%, 08/28/2020(b)	EUR	0	2,345,942
Nouryon Holding B.V., 6.50%, 10/01/2026(b)	EUR	3,545,000	4,301,373
			17,433,575
Portugal–0.51%
Banco Comercial Portugues S.A., 4.50%, 12/07/2027(b)	EUR	1,200,000	1,398,321
Caixa Geral de Depositos S.A., 10.75%(b)(c)	EUR	7,600,000	9,748,072
Novo Banco S.A.,
3.50%, 02/19/2043(b)	EUR	2,250,000	2,127,785
3.50%, 03/18/2043(b)	EUR	1,500,000	1,420,185
			14,694,363
Russia–1.80%
Mos.ru, 5.00%, 08/22/2034	RUB	72,806,608	0
	Principal Amount		Value
Russia–(continued)
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028	RUB	750,000,000	$11,017,815
Series 6221, 7.70%, 03/23/2033	RUB	366,700,000	5,654,848
Series 6225, 7.25%, 05/10/2034	RUB	1,562,500,000	23,351,396
Series 6228, 7.65%, 04/10/2030	RUB	800,000,000	12,191,000
			52,215,059
South Africa–2.22%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	259,300,000	13,204,225
Series 2037, 8.50%, 01/31/2037	ZAR	43,700,000	2,049,589
Series 2048, 8.75%, 02/28/2048	ZAR	130,000,000	5,897,770
Series R186, 10.50%, 12/21/2026	ZAR	646,525,000	43,306,537
			64,458,121
Spain–0.58%
Banco Bilbao Vizcaya Argentaria S.A., 5.88%(b)(c)	EUR	4,575,000	5,159,052
Banco Santander S.A., 6.25%(b)(c)	EUR	5,000,000	5,659,776
Bankia S.A., 3.38%, 03/15/2027(b)	EUR	800,000	956,514
Bankinter S.A., 8.63%(b)(c)	EUR	3,255,000	3,963,635
Spain Government Bond, 3.45%, 07/30/2066(b)	EUR	490,000	992,554
			16,731,531
Supranational–0.12%
African Development Bank, 0.00%, 01/17/2050(d)	ZAR	222,000,000	1,645,933
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	20,200,000,000	1,386,113
International Finance Corp., 0.00%, 02/15/2029(b)(d)	TRY	10,300,000	494,924
			3,526,970
United Kingdom–0.57%
Barclays PLC, 7.13%(c)	GBP	1,875,000	2,506,888
eG Global Finance PLC, 6.25%, 10/30/2025(b)	EUR	428,000	504,394
HSBC Holdings PLC,
5.25%(b)(c)	EUR	4,730,000	5,484,649
6.00%(b)(c)	EUR	6,745,000	8,199,145
			16,695,076
United States–0.31%
AT&T, Inc.,
2.05%, 05/19/2032	EUR	5,180,000	6,613,732
Series B2.88%(c)	EUR	2,100,000	2,372,361
			8,986,093
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $978,634,212)			987,811,568
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Principal Amount		Value

Asset-Backed Securities–11.61%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(b)	$3,925,000	$4,028,851
AmeriCredit Automobile Receivables Trust,
Series 2019-3, Class D, 2.58%, 09/18/2025	3,605,000	3,614,006
Series 2020-1, Class D, 1.80%, 12/18/2025	6,820,000	6,661,269
Series 2017-4, Class D, 3.08%, 12/18/2023	985,000	1,015,810
Series 2019-2, Class C, 2.74%, 04/18/2025	2,705,000	2,791,034
Series 2019-2, Class D, 2.99%, 06/18/2025	7,510,000	7,748,934
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	28,175	28,154
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.52%, 01/15/2051	13,147,642	396,893
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(b)	290,000	295,318
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)	24,133	336
CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026	2,285,000	2,333,052
Series 2017-4, Class D, 3.30%, 05/15/2024	750,000	761,471
Series 2018-1, Class D, 3.37%, 07/15/2024	510,000	517,525
CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(b)	175,000	177,668
Series 2019-1, Class B, 3.22%, 09/14/2026(b)	335,000	344,485
Series 2019-1, Class C, 3.57%, 09/14/2026(b)	80,000	81,526
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	615,000	624,704
CD Mortgage Trust, Series 2017-CD6, Class XA, 0.95%, 11/13/2050	5,422,159	252,090
Chase Funding Trust, Series 2003-2, Class 2A2, 0.73% (1 mo. USD LIBOR + 0.56%), 02/25/2033(f)	15,989	14,724
Principal Amount		Value

CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	$776,761	$771,725
Series 2005-JA, Class A7, 5.50%, 11/25/2035	743,751	738,693
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, 1.10%, 10/12/2050	15,338,162	861,416
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 4.15%, 05/25/2035	947,755	944,356
Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(f)	219,344	216,767
Series 2014-8, Class 1A2, 0.48% (1 mo. USD LIBOR + 0.29%), 07/20/2036(b)(f)	1,058,143	1,036,924
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	495,000	500,311
COMM Mortgage Trust,
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	690,000	745,273
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	70,000	76,417
Commercial Mortgage Trust,
Series 2012-CR5, Class XA, 1.52%, 12/10/2045	6,709,481	197,634
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	4,690,000	5,093,752
Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(b)	200,000	209,629
Series 2019-1A, Class C, 3.94%, 06/15/2028(b)	1,240,000	1,286,237
Series 2017-3A, Class C, 3.48%, 10/15/2026(b)	937,507	950,382
Series 2018-1A, Class B, 3.60%, 04/15/2027(b)	2,520,000	2,566,202
Series 2018-1A, Class C, 3.77%, 06/15/2027(b)	2,535,000	2,574,534
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.40% (1 mo. USD LIBOR + 0.23%), 12/15/2035(f)	32,138	31,633
Series 2006-H, Class 2A1A, 0.32% (1 mo. USD LIBOR + 0.15%), 11/15/2036(f)	35,669	27,018
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Principal Amount		Value

Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	$650,000	$657,277
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	2,980,000	2,984,169
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 0.63% (1 mo. USD LIBOR + 0.22%), 07/22/2036(b)(f)	404,990	399,584
Drive Auto Receivables Trust,
Series 2019-3, Class C, 2.90%, 08/15/2025	5,145,000	5,268,547
Series 2019-3, Class D, 3.18%, 10/15/2026	5,820,000	5,974,223
DT Auto Owner Trust,
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	1,995,000	2,014,430
Series 2019-2A, Class D, 3.48%, 02/18/2025(b)	655,000	669,571
Series 2019-4A, Class D, 2.85%, 07/15/2025(b)	6,025,000	6,109,715
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)	5,000,000	5,193,551
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	6,290,000	6,331,172
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.87%, 01/25/2050(b)	840,000	930,292
Series 2013-K25, Class C, 3.62%, 11/25/2045(b)	1,975,000	2,035,548
Series 2013-K26, Class C, 3.60%, 12/25/2045(b)	335,000	345,506
Series 2013-K27, Class C, 3.50%, 01/25/2046(b)	4,187,000	4,318,076
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)	7,865,000	8,137,585
Series 2013-K29, Class C, 3.48%, 05/25/2046(b)	4,700,000	4,869,111
Series 2014-K715, Class C, 4.13%, 02/25/2046(b)	25,000	25,116
Series 2015-K44, Class B, 3.68%, 01/25/2048(b)	7,345,000	7,880,176
Series 2015-K45, Class B, 3.71%, 04/25/2048(b)	13,050,000	13,958,779
Series 2017-K724, Class B, 3.60%, 11/25/2023(b)	4,465,000	4,704,201
Series 2016-K54, Class C, 4.05%, 04/25/2048(b)	4,190,000	4,437,327
Series 2016-K723, Class C, 3.70%, 11/25/2023(b)	1,885,000	1,925,991
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(b)	308,357	309,298
GS Mortgage Securities Trust, Series 2013-GC16, Class AS, 4.65%, 11/10/2046	390,000	422,632
Principal Amount		Value

GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.31%, 07/25/2035	$140,214	$139,240
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.49% (1 mo. USD LIBOR + 0.31%), 07/25/2035(f)	16,720	16,752
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	425,000	439,187
Series 2014-C20, Class AS, 4.04%, 07/15/2047	1,685,000	1,826,482
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 3.94%, 07/25/2035	100,807	98,392
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047	1,655,000	1,664,451
Lehman Structured Securities Corp., Series 2002-GE1, Class A,, 0.00%, 07/26/2024(b)	30,108	19,462
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.27% (1 mo. USD LIBOR + 0.10%), 08/25/2036(f)	3,546,661	1,579,200
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	1,565,000	1,624,946
Series 2014-C14, Class B, 4.76%, 02/15/2047	680,000	722,180
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, 0.79%, 12/15/2050	4,960,600	228,009
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 3.26%, 11/26/2036(b)	9,886,837	9,210,747
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 1.12% (1 mo. USD LIBOR + 0.95%), 05/25/2024(b)(f)	605,000	603,552
Series 2019-1, Class D, 1.62% (1 mo. USD LIBOR + 1.45%), 05/25/2024(b)(f)	580,000	576,047
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	3,250,000	3,308,830
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	41,642	38,498
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7, 6.00%, 06/25/2035	3,727,696	3,311,846
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount		Value

Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025		$380,000	$391,265
Series 2019-3, Class D, 2.68%, 10/15/2025		4,445,000	4,531,400
Series 2018-2, Class D, 3.88%, 02/15/2024		370,000	378,240
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(b)		6,210,000	6,319,348
Series 2019-B, Class C, 2.77%, 08/21/2023(b)		3,250,000	3,292,195
Series 2019-C, Class C, 2.39%, 11/20/2023(b)		5,490,000	5,522,697
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		1,408,108	1,507,429
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.01%, 11/15/2050		9,659,206	494,513
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(b)		290,000	292,606
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025		127,846	1,633
Series 1992-2, Class IO, 0.00%, 09/15/2022		699,036	1
Series 1995-3, Class 1IO, 0.00%, 09/15/2025		3,966,221	4
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 4.18%, 10/25/2033		59,655	58,742
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, 0.89%, 12/15/2050		6,511,015	343,808
Westlake Automobile Receivables Trust,
Series 2020-1A, Class D, 2.80%, 06/16/2025(b)		7,435,000	7,481,861
Series 2019-2A, Class C, 2.84%, 07/15/2024(b)		5,770,000	5,874,664
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, 1.31%, 03/15/2044(b)		11,301,137	66,237
Series 2013-C14, Class AS, 3.49%, 06/15/2046		1,800,000	1,875,057
Series 2014-LC14, Class AS, 4.35%, 03/15/2047		1,135,000	1,228,551
Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,569,855
Alba PLC, Series 2007-1, Class F, 3.42% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(b)(f)	GBP	1,265,242	1,520,623
	Principal Amount		Value

Eurosail PLC,
Series 2006-2X, Class E1C, 3.44% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(b)(f)	GBP	5,550,000	$6,381,205
Series 2007-1X, Class C1A, 0.08% (3 mo. EURIBOR + 0.44%), 03/13/2045(b)(f)	EUR	22,106,000	21,685,562
Gemgarto PLC, Series 2018-1, Class E, 2.45% (3 mo. GBP LIBOR + 2.25%), 09/16/2065(b)(f)	GBP	6,523,475	8,111,225
Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class C, 2.17% (SONIO/N + 2.10%), 05/25/2053(b)(f)	GBP	12,312,000	16,101,451
Ludgate Funding PLC, Series 2007-1, Class MA, 0.39% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(b)(f)	GBP	3,673,892	4,446,853
Towd Point Mortgage Funding PLC, Series 2019-GR4X, Class C, 1.83% (3 mo. GBP LIBOR + 1.75%), 10/20/2051(b)(f)	GBP	11,300,000	14,794,184
Prosil Acquisition S.A., Series 2019-1, Class A, 1.54% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(f)	EUR	6,941,376	7,880,515
Alhambra SME Funding,
Series 2019-1, Class A, 2.00% (EUR001M + 2.00%), 11/30/2028(b)(f)	EUR	13,774,935	16,106,785
Series 2019-1, Class B, 2.50% (EUR001M + 2.50%), 11/30/2028(b)(f)	EUR	1,875,000	2,163,460
Series 2019-1, Class D, 8.75% (EUR001M + 9.25%), 11/30/2028(b)(f)	EUR	424,278	438,126
Futura Srl, Series 2019-1, Class A, 2.68% (6 mo. EURIBOR + 3.00%), 07/31/2044(b)(f)	EUR	8,260,000	9,276,791
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(b)	EUR	15,000,000	17,674,773
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(f)	EUR	3,585,130	3,836,603
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(b)		$126,181	126,634
Total Asset-Backed Securities (Cost $329,839,676)			337,601,347

U.S. Government Sponsored Agency Mortgage-Backed Securities–8.90%
Fannie Mae Grantor Trust, IO, 0.65%, 11/25/2040		3,311,650	33,791
Fannie Mae Grantor Trust, IO, 0.37%, 12/25/2041		20,279,547	235,364
Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023		38,347	2,809
Fannie Mae Interest STRIPS, IO, 7.50%, 10/25/2023		19,790	1,542
Fannie Mae Interest STRIPS, IO, 7.50%, 11/25/2023		4,733	374
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount	Value

Fannie Mae Interest STRIPS, IO, 7.50%, 01/25/2024	$16,907	$1,488
Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2029	80,732	13,976
Fannie Mae Interest STRIPS, IO, 7.50%, 11/25/2029	86,314	17,255
Fannie Mae Interest STRIPS, IO, 6.50%, 06/25/2031	683,663	108,169
Fannie Mae Interest STRIPS, IO, 6.50%, 02/25/2032	242,564	43,820
Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2032	434,912	92,677
Fannie Mae Interest STRIPS, IO, 6.50%, 07/25/2032	176,207	34,761
Fannie Mae Interest STRIPS, IO, 6.00%, 12/25/2032	153,919	29,730
Fannie Mae Interest STRIPS, IO, 6.00%, 02/25/2033	368,113	73,148
Fannie Mae Interest STRIPS, IO, 6.00%, 02/25/2033	298,653	59,619
Fannie Mae Interest STRIPS, IO, 6.00%, 03/25/2033	737,813	139,456
Fannie Mae Interest STRIPS, IO, 6.00%, 03/25/2033	431,408	82,874
Fannie Mae Interest STRIPS, IO, 5.50%, 11/25/2033	885,038	170,435
Fannie Mae Interest STRIPS, IO, 5.50%, 01/25/2034	259,101	46,823
Fannie Mae Interest STRIPS, IO, 5.50%, 04/25/2034	198,800	37,420
Fannie Mae Interest STRIPS, IO, 5.50%, 04/25/2034	107,224	20,048
Fannie Mae Interest STRIPS, IO, 5.50%, 02/25/2035	70,177	12,739
Fannie Mae Interest STRIPS, IO, 5.50%, 06/25/2035	143,605	24,490
Fannie Mae Interest STRIPS, IO, 6.00%, 08/25/2035	10,038	2,186
Fannie Mae REMICs, IO, 4.50%, 11/25/2020	145	0
Fannie Mae REMICs, 3.00%, 12/25/2020	255	255
Fannie Mae REMICs, 3.00%, 01/25/2021	251	251
Fannie Mae REMICs, IO, 5.50%, 06/25/2023	19,284	1,074
Fannie Mae REMICs, IO, 6.53% (1 mo. USD LIBOR + 6.70%), 02/25/2024(f)	1,642	102
Fannie Mae REMICs, 4.50%, 08/25/2025	268,750	277,858
Fannie Mae REMICs, IO, 7.43% (1 mo. USD LIBOR + 7.60%), 06/25/2026(f)	141,838	21,418
Fannie Mae REMICs, 7.00%, 07/25/2026	19,031	21,130
Fannie Mae REMICs, 4.00%, 08/25/2026	5,174	5,217
Fannie Mae REMICs, 8.00%, 07/18/2027	217,026	252,670
Fannie Mae REMICs, 6.50%, 10/25/2028	132,520	150,984
Fannie Mae REMICs, 6.50%, 04/25/2029	6,267	6,870
	Principal Amount	Value

Fannie Mae REMICs, 6.50%, 11/25/2029	$242,969	$278,201
Fannie Mae REMICs, 6.00%, 05/25/2031	88,415	98,544
Fannie Mae REMICs, IO, 7.71% (7.90% - 1 mo. USD LIBOR), 11/18/2031(f)	203,959	46,534
Fannie Mae REMICs, 0.77% (1 mo. USD LIBOR + 0.60%), 11/25/2031(f)	179,692	180,500
Fannie Mae REMICs, IO, 7.73% (7.90% - 1 mo. USD LIBOR), 11/25/2031(f)	4,162	911
Fannie Mae REMICs, IO, 7.71% (7.90% - 1 mo. USD LIBOR), 12/18/2031(f)	5,374	1,051
Fannie Mae REMICs, 6.00%, 01/25/2032	186,335	209,676
Fannie Mae REMICs, IO, 7.78% (1 mo. USD LIBOR + 7.95%), 01/25/2032(f)	52,261	11,229
Fannie Mae REMICs, IO, 7.81% (8.00% - 1 mo. USD LIBOR), 03/18/2032(f)	94,071	22,239
Fannie Mae REMICs, IO, 7.93% (1 mo. USD LIBOR + 8.10%), 03/25/2032(f)	80,026	18,509
Fannie Mae REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 04/25/2032(f)	95,131	96,838
Fannie Mae REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 04/25/2032(f)	29,239	29,764
Fannie Mae REMICs, 6.50%, 04/25/2032	234,197	275,593
Fannie Mae REMICs, IO, 6.83% (7.00% - 1 mo. USD LIBOR), 04/25/2032(f)	60,463	12,727
Fannie Mae REMICs, IO, 7.63% (7.80% - 1 mo. USD LIBOR), 04/25/2032(f)	48,709	10,960
Fannie Mae REMICs, IO, 7.93% (8.10% - 1 mo. USD LIBOR), 04/25/2032(f)	58,639	14,205
Fannie Mae REMICs, IO, 7.83% (8.00% - 1 mo. USD LIBOR), 07/25/2032(f)	70,515	16,461
Fannie Mae REMICs, IO, 7.83% (8.00% - 1 mo. USD LIBOR), 07/25/2032(f)	96,708	22,573
Fannie Mae REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 09/25/2032(f)	26,088	26,558
Fannie Mae REMICs, IO, 7.83% (8.00% - 1 mo. USD LIBOR), 09/25/2032(f)	46,435	10,707
Fannie Mae REMICs, 0.69% (1 mo. USD LIBOR + 0.50%), 10/18/2032(f)	63,284	63,367
Fannie Mae REMICs, IO, 7.91% (1 mo. USD LIBOR + 8.10%), 12/18/2032(f)	70,583	12,298
Fannie Mae REMICs, IO, 7.91% (8.10% - 1 mo. USD LIBOR), 12/18/2032(f)	103,010	24,279
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount	Value

Fannie Mae REMICs, 0.67% (1 mo. USD LIBOR + 0.50%), 12/25/2032(f)	$115,095	$115,254
Fannie Mae REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 12/25/2032(f)	19,117	19,462
Fannie Mae REMICs, IO, 8.03% (1 mo. USD LIBOR + 8.20%), 01/25/2033(f)	512,117	125,174
Fannie Mae REMICs, IO, 8.08% (8.25% - 1 mo. USD LIBOR), 02/25/2033(f)	110,959	26,475
Fannie Mae REMICs, IO, 7.00%, 03/25/2033	433,607	94,515
Fannie Mae REMICs, IO, 7.00%, 04/25/2033	258,671	60,138
Fannie Mae REMICs, IO, 7.00%, 04/25/2033	45,331	9,948
Fannie Mae REMICs, IO, 8.08% (1 mo. USD LIBOR + 8.25%), 05/25/2033(f)	229,168	56,341
Fannie Mae REMICs, IO, 7.38% (1 mo. USD LIBOR + 7.55%), 10/25/2033(f)	256,150	59,699
Fannie Mae REMICs, 0.57% (1 mo. USD LIBOR + 0.40%), 11/25/2033(f)	63,789	63,784
Fannie Mae REMICs, IO, 5.88% (6.05% - 1 mo. USD LIBOR), 03/25/2035(f)	162,630	31,629
Fannie Mae REMICs, IO, 6.58% (6.75% - 1 mo. USD LIBOR), 03/25/2035(f)	20,480	3,633
Fannie Mae REMICs, IO, 6.43% (1 mo. USD LIBOR + 6.60%), 05/25/2035(f)	534,640	91,118
Fannie Mae REMICs, IO, 6.53% (6.70% - 1 mo. USD LIBOR), 05/25/2035(f)	976,788	190,323
Fannie Mae REMICs, IO, 6.58% (6.75% - 1 mo. USD LIBOR), 05/25/2035(f)	404,350	66,485
Fannie Mae REMICs, 23.94% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(f)	229,069	387,569
Fannie Mae REMICs, 23.57% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(f)	265,655	442,377
Fannie Mae REMICs, IO, 7.06% (1 mo. USD LIBOR + 7.23%), 09/25/2036(f)	1,037,673	185,444
Fannie Mae REMICs, 1.11% (1 mo. USD LIBOR + 0.94%), 06/25/2037(f)	100,842	103,013
Fannie Mae REMICs, IO, 6.37% (1 mo. USD LIBOR + 6.54%), 06/25/2037(f)	1,376,189	302,008
Fannie Mae REMICs, IO, 5.88% (1 mo. USD LIBOR + 6.05%), 07/25/2038(f)	43,225	8,728
Fannie Mae REMICs, 5.00%, 04/25/2040	323,385	344,327
Fannie Mae REMICs, 4.00%, 03/25/2041	122,507	133,502
	Principal Amount	Value

Fannie Mae REMICs, IO, 4.00%, 04/25/2041	$1,842,113	$181,318
Fannie Mae REMICs, IO, 6.38% (6.55% - 1 mo. USD LIBOR), 10/25/2041(f)	260,959	55,312
Fannie Mae REMICs, 0.57% (1 mo. USD LIBOR + 0.40%), 03/25/2042(f)	659,775	660,535
Fannie Mae REMICs, IO, 5.98% (6.15% - 1 mo. USD LIBOR), 12/25/2042(f)	837,366	173,304
Federal Home Loan Mortgage Corp., 7.00%, 08/01/2021	4,958	5,059
Federal Home Loan Mortgage Corp., 7.00%, 12/01/2021	2,658	2,682
Federal Home Loan Mortgage Corp., 7.00%, 01/01/2022	12,158	12,385
Federal Home Loan Mortgage Corp., 6.50%, 02/01/2022	5,410	5,632
Federal Home Loan Mortgage Corp., 6.50%, 09/01/2022	10,191	10,612
Federal Home Loan Mortgage Corp., 6.00%, 10/01/2022	6,518	7,252
Federal Home Loan Mortgage Corp., 8.50%, 08/01/2031	29,934	35,294
Federal National Mortgage Association, 4.50%, 12/01/2020	74	77
Federal National Mortgage Association, 5.00%, 03/01/2021	9	9
Federal National Mortgage Association, 9.50%, 03/15/2021	241	243
Federal National Mortgage Association, 7.00%, 09/01/2021	1,707	1,739
Federal National Mortgage Association, 5.00%, 11/01/2021	528	555
Federal National Mortgage Association, 5.00%, 12/01/2021	216	226
Federal National Mortgage Association, 5.50%, 01/01/2022	1,551	1,582
Federal National Mortgage Association, 5.50%, 02/01/2022	2,732	2,792
Federal National Mortgage Association, 5.50%, 02/01/2022	172	174
Federal National Mortgage Association, 5.50%, 02/01/2022	7,615	7,750
Federal National Mortgage Association, 5.50%, 02/01/2022	461	464
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount	Value

Federal National Mortgage Association, 5.50%, 03/01/2022	$25	$25
Federal National Mortgage Association, 5.50%, 04/01/2022	804	817
Federal National Mortgage Association, 5.50%, 05/01/2022	1,506	1,520
Federal National Mortgage Association, 5.50%, 05/01/2022	1,490	1,500
Federal National Mortgage Association, 5.50%, 05/01/2022	5,393	5,552
Federal National Mortgage Association, 7.00%, 06/01/2022	9,888	10,173
Federal National Mortgage Association, 5.50%, 07/01/2022	2,568	2,634
Federal National Mortgage Association, 5.50%, 07/01/2022	1,345	1,376
Federal National Mortgage Association, 7.00%, 07/01/2022	5,015	5,196
Federal National Mortgage Association, 5.50%, 08/01/2022	10,196	10,500
Federal National Mortgage Association, 7.00%, 08/01/2022	15,565	16,126
Federal National Mortgage Association, 7.50%, 02/01/2027	0	0
Federal National Mortgage Association, 8.50%, 07/01/2032	3,913	3,927
Federal National Mortgage Association, 7.50%, 03/01/2033	31,581	37,583
Federal National Mortgage Association, 7.00%, 12/01/2033	15,324	17,546
Federal National Mortgage Association, 5.50%, 02/01/2035	41,919	49,394
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K734, Class X1, 0.65%, 02/25/2026	4,060,207	125,730
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K735, Class X1, 1.10%, 05/25/2026	7,168,032	351,510
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K093, Class X1, 0.95%, 05/25/2029	45,800,937	3,326,014
Freddie Mac REMICs, 7.50%, 09/15/2022	303,951	318,362
Freddie Mac REMICs, 1.50%, 07/15/2023	195,862	197,642
	Principal Amount	Value

Freddie Mac REMICs, 5.00%, 09/15/2023	$120,509	$125,810
Freddie Mac REMICs, 1.22% (1 mo. USD LIBOR + 1.05%), 10/15/2023(f)	252,438	252,223
Freddie Mac REMICs, 6.75%, 02/15/2024	11,969	12,777
Freddie Mac REMICs, IO, 5.83% (1 mo. USD LIBOR + 6.00%), 03/15/2024(f)	407,287	33,726
Freddie Mac STRIPS, IO, 7.00%, 04/01/2027	65,259	9,447
Freddie Mac STRIPS, IO, 6.50%, 02/01/2028	27,963	4,208
Freddie Mac REMICs, 6.50%, 02/15/2028	3,896	4,413
Freddie Mac REMICs, 6.50%, 03/15/2028	3,598	4,037
Freddie Mac REMICs, IO, 7.00%, 03/15/2028	9,387	1,496
Freddie Mac REMICs, 6.50%, 04/15/2028	461,616	529,005
Freddie Mac REMICs, 6.50%, 04/15/2028	3,472	4,002
Freddie Mac REMICs, IO, 7.00%, 04/15/2028	52,373	8,669
Freddie Mac REMICs, IO, 8.52% (8.70% - 1 mo. USD LIBOR), 07/17/2028(f)	27,412	2,466
Freddie Mac REMICs, IO, 8.52% (8.70% - 1 mo. USD LIBOR), 07/17/2028(f)	57,127	6,372
Freddie Mac REMICs, 6.00%, 01/15/2029	219,314	245,623
Freddie Mac REMICs, 0.62% (1 mo. USD LIBOR + 0.45%), 02/15/2029(f)	12,034	12,031
Freddie Mac REMICs, IO, 7.93% (8.10% - 1 mo. USD LIBOR), 06/15/2029(f)	93,271	19,085
Freddie Mac REMICs, 0.82% (1 mo. USD LIBOR + 0.65%), 07/15/2029(f)	19,034	19,132
Freddie Mac REMICs, IO, 8.78% (1 mo. USD LIBOR + 8.95%), 08/15/2029(f)	48,827	9,559
Freddie Mac STRIPS, IO, 7.00%, 09/01/2029	174,887	32,261
Freddie Mac STRIPS, IO, 7.50%, 12/15/2029	83,387	16,434
Freddie Mac STRIPS, IO, 7.00%, 04/01/2030	62,796	11,799
Freddie Mac REMICs, 6.50%, 01/15/2031	7,039	8,039
Freddie Mac STRIPS, IO, 6.50%, 06/01/2031	53,721	10,308
Freddie Mac REMICs, 6.50%, 06/15/2031	57,648	66,267
Freddie Mac REMICs, 1.12% (1 mo. USD LIBOR + 0.95%), 08/15/2031(f)	164,429	167,305
Freddie Mac REMICs, 6.50%, 10/15/2031	8,684	10,229
Freddie Mac REMICs, 1.12% (1 mo. USD LIBOR + 0.95%), 02/15/2032(f)	197,217	200,389
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount	Value

Freddie Mac REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 02/15/2032(f)	$90,561	$92,168
Freddie Mac REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 02/15/2032(f)	92,618	94,262
Freddie Mac REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 02/15/2032(f)	76,579	77,938
Freddie Mac REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 02/15/2032(f)	126,847	129,098
Freddie Mac REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 03/15/2032(f)	94,895	95,110
Freddie Mac REMICs, 1.17% (1 mo. USD LIBOR + 1.00%), 03/15/2032(f)	153,104	155,801
Freddie Mac REMICs, 6.50%, 03/15/2032	293,770	348,815
Freddie Mac REMICs, 3.50%, 05/15/2032	123,420	132,583
Freddie Mac REMICs, 6.50%, 06/15/2032	35,698	41,482
Freddie Mac STRIPS, IO, 6.00%, 12/15/2032	154,078	25,825
Freddie Mac REMICs, 0.67% (1 mo. USD LIBOR + 0.50%), 01/15/2033(f)	10,832	10,908
Freddie Mac REMICs, IO, 6.88% (1 mo. USD LIBOR + 7.05%), 10/15/2033(f)	404,755	84,832
Freddie Mac REMICs, IO, 6.53% (6.70% - 1 mo. USD LIBOR), 01/15/2035(f)	686,180	144,186
Freddie Mac REMICs, IO, 6.58% (6.75% - 1 mo. USD LIBOR), 02/15/2035(f)	45,717	9,247
Freddie Mac REMICs, IO, 6.55% (1 mo. USD LIBOR + 6.72%), 05/15/2035(f)	839,553	181,547
Freddie Mac REMICs, IO, 6.55% (6.72% - 1 mo. USD LIBOR), 05/15/2035(f)	292,882	50,017
Freddie Mac REMICs, IO, 5.98% (6.15% - 1 mo. USD LIBOR), 07/15/2035(f)	931,516	138,619
Freddie Mac REMICs, 24.11% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(f)	190,214	323,708
Freddie Mac REMICs, IO, 6.83% (7.00% - 1 mo. USD LIBOR), 12/15/2037(f)	212,814	50,950
Freddie Mac REMICs, IO, 5.83% (1 mo. USD LIBOR + 6.00%), 04/15/2038(f)	66,991	12,514
Freddie Mac REMICs, IO, 5.90% (6.07% - 1 mo. USD LIBOR), 05/15/2038(f)	367,021	78,222
Freddie Mac REMICs, 4.00%, 06/15/2038	160,256	176,498
Freddie Mac REMICs, IO, 6.08% (1 mo. USD LIBOR + 6.25%), 12/15/2039(f)	171,588	34,678
Freddie Mac REMICs, 4.00%, 04/15/2040	195,455	200,217
	Principal Amount	Value

Freddie Mac REMICs, 3.00%, 05/15/2040	$5,694	$5,874
Government National Mortgage Association, ARM, 3.25% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(f)	1,497	1,556
Government National Mortgage Association, 7.00%, 01/15/2028	9,077	10,134
Government National Mortgage Association, 7.00%, 01/15/2028	3,826	3,996
Government National Mortgage Association, 7.00%, 01/15/2028	4,694	4,764
Government National Mortgage Association, 7.00%, 01/15/2028	8,896	9,764
Government National Mortgage Association, 8.00%, 01/15/2028	8,425	8,459
Government National Mortgage Association, 8.00%, 01/15/2028	40,489	41,718
Government National Mortgage Association, 7.00%, 02/15/2028	4,725	5,204
Government National Mortgage Association, 8.00%, 02/15/2028	1,484	1,490
Government National Mortgage Association, 8.00%, 02/15/2028	9,243	10,537
Government National Mortgage Association, 7.00%, 03/15/2028	12,732	13,078
Government National Mortgage Association, 8.00%, 04/15/2028	8,332	8,499
Government National Mortgage Association, 8.00%, 05/15/2028	9,934	11,519
Government National Mortgage Association, 7.00%, 06/15/2028	413	414
Government National Mortgage Association, 7.00%, 06/15/2028	2,445	2,488
Government National Mortgage Association, 8.00%, 06/15/2028	45,212	51,639
Government National Mortgage Association, 7.00%, 07/15/2028	3,916	4,367
Government National Mortgage Association, 7.00%, 07/15/2028	990	993
Government National Mortgage Association, 7.00%, 07/15/2028	3,159	3,170
Government National Mortgage Association, 7.00%, 07/15/2028	668	751
Government National Mortgage Association, 7.00%, 07/15/2028	12,253	12,299
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount	Value

Government National Mortgage Association, 7.00%, 07/15/2028	$3,555	$3,569
Government National Mortgage Association, 7.00%, 07/15/2028	11,830	13,159
Government National Mortgage Association, 8.00%, 07/15/2028	15,283	15,345
Government National Mortgage Association, 7.00%, 08/15/2028	81,493	90,357
Government National Mortgage Association, 7.00%, 08/15/2028	5,890	6,191
Government National Mortgage Association, 7.00%, 08/15/2028	23,612	23,835
Government National Mortgage Association, 7.00%, 08/15/2028	23,596	23,683
Government National Mortgage Association, 8.00%, 09/15/2028	40,863	41,918
Government National Mortgage Association, 7.00%, 01/20/2030	31,752	37,572
Government National Mortgage Association, IO, 6.37% (6.55% - 1 mo. USD LIBOR), 04/16/2037(f)	714,179	145,062
Government National Mortgage Association, IO, 6.47% (6.65% - 1 mo. USD LIBOR), 04/16/2041(f)	1,244,675	230,619
Government National Mortgage Association, TBA, 3.50%, 08/01/2050(i)	29,940,000	31,498,985
Uniform Mortgage-Backed Securities, TBA, 2.50%, 08/01/2035(i)	15,575,000	16,347,666
Uniform Mortgage-Backed Securities, TBA, 3.00%, 08/01/2035(i)	13,310,000	13,969,261
Uniform Mortgage-Backed Securities, TBA, 2.50%, 08/01/2050(i)	85,000,000	89,299,804
Uniform Mortgage-Backed Securities, TBA, 3.00%, 08/01/2050(i)	85,325,000	90,285,996
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $257,654,934)		258,837,688
Agency Credit Risk Transfer Notes–2.74%
United States–2.74%
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2,2.58% (1 mo. USD LIBOR + 2.40%), 04/25/2031(b)(f)	3,551,979	3,526,436
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2,2.48% (1 mo. USD LIBOR + 2.30%), 08/25/2031(b)(f)	1,047,760	1,040,652
Principal Amount		Value
United States–(continued)
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2,3.17% (1 mo. USD LIBOR + 3.00%), 07/25/2024(f)	1,680,078	$1,336,558
Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2,4.62% (1 mo. USD LIBOR + 4.45%), 01/25/2029(f)	2,636,210	2,698,387
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2,3.72% (1 mo. USD LIBOR + 3.55%), 07/25/2029(f)	9,613,466	9,766,999
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2,3.03% (1 mo. USD LIBOR + 2.85%), 11/25/2029(f)	2,759,256	2,712,458
Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2,2.57% (1 mo. USD LIBOR + 2.40%), 05/25/2030(f)	1,285,548	1,254,645
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2,2.72% (1 mo. USD LIBOR + 2.55%), 12/25/2030(f)	1,799,460	1,745,621
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 2M2,2.28% (1 mo. USD LIBOR + 2.10%), 03/25/2031(f)	5,137,867	4,970,820
Fannie Mae Connecticut Avenue Securities, Series 2019-R03, Class 1M2,2.32% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(f)	2,299,973	2,270,170
Freddie Mac, Series 2013-DN2, Class M2, STACR®,4.42% (1 mo. USD LIBOR + 4.25%), 11/25/2023(f)	1,782,960	1,349,284
Freddie Mac, Series 2014-DN1, Class M3, STACR®,4.67% (1 mo. USD LIBOR + 4.50%), 02/25/2024(f)	2,085,000	1,691,283
Freddie Mac, Series 2014-DN2, Class M3, STACR®,3.77% (1 mo. USD LIBOR + 3.60%), 04/25/2024(f)	2,131,397	1,765,088
Freddie Mac, Series 2014-DN3, Class M3, STACR®,4.17% (1 mo. USD LIBOR + 4.00%), 08/25/2024(f)	3,511,293	3,558,050
Freddie Mac, Series 2014-HQ2, Class M3, STACR®,3.92% (1 mo. USD LIBOR + 3.75%), 09/25/2024(f)	2,495,000	2,527,127
Freddie Mac, Series 2016-DNA2, Class M3, STACR®,4.83% (1 mo. USD LIBOR + 4.65%), 10/25/2028(f)	1,743,199	1,819,744
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Freddie Mac, Series 2016-DNA3, Class M3, STACR®,5.18% (1 mo. USD LIBOR + 5.00%), 12/25/2028(f)	5,801,026	$6,031,224
Freddie Mac, Series 2016-HQA3, Class M3, STACR®,4.02% (1 mo. USD LIBOR + 3.85%), 03/25/2029(f)	9,805,000	9,979,267
Freddie Mac, Series 2016-HQA4, Class M3, STACR®,4.07% (1 mo. USD LIBOR + 3.90%), 04/25/2029(f)	9,480,000	9,728,243
Freddie Mac, Series 2017-DNA1, Class M2, STACR®,3.42% (1 mo. USD LIBOR + 3.25%), 07/25/2029(f)	5,265,912	5,321,166
Freddie Mac, Series 2018-DNA1, Class M2, STACR®,1.97% (1 mo. USD LIBOR + 1.80%), 07/25/2030(f)	2,725,885	2,611,457
Freddie Mac, Series 2019-HRP1, Class M2, STACR®,1.57% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(f)	1,700,686	1,635,677
Freddie Mac Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10,3.42% (1 mo. USD LIBOR + 3.25%), 10/15/2049(b)(f)	320,000	298,715
Total Agency Credit Risk Transfer Notes (Cost $81,350,949)		79,639,071
U.S. Treasury Securities–2.04%
U.S. Treasury Inflation — Indexed Notes–2.04%
0.13%, 04/15/2025(j) (Cost $57,925,372)	$57,925,372	59,482,465
Investment Companies–0.27%
United States–0.27%
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6,(k) (Cost $6,292,016)	500,557	7,946,142
Variable Rate Senior Loan Interests–0.22%(l)(m)
Canada–0.05%
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.93% (1 mo. USD LIBOR + 2.75%), 11/27/2025	1,418,057	1,392,064
Luxembourg–0.04%
Altice Financing S.A., Term Loan, 2.92% (1 mo. USD LIBOR + 2.75%), 07/15/2025	1,094,359	1,057,326
United States–0.13%
American Greetings Corp., Term Loan,5.50% (1 mo. USD LIBOR + 4.50%), 04/06/2024	0	0
Caesars Resort Collection LLC, Term Loan B,2.91% (1 mo. USD LIBOR + 2.75%), 12/23/2024	1,662,944	1,534,897
Principal Amount		Value
United States–(continued)
Charter Communications Operating LLC, Term Loan B-1,1.92% (1 mo. USD LIBOR + 1.75%), 04/30/2025	0	$0
Claire’s Stores, Inc., Term Loan,6.81% (1 mo. USD LIBOR + 6.50%), 12/18/2026	190,031	150,897
CSC Holdings LLC, Term Loan,2.67% (1 mo. USD LIBOR + 2.50%), 04/15/2027	0	0
Dun & Bradstreet Corp. (The), Term Loan,4.15% (1 mo. USD LIBOR + 4.00%), 02/08/2026	1,040,393	1,037,251
Murray Energy Corp., Term Loan B-2, 09/19/2026(a)	1,264,153	34,764
PetSmart, Inc., First Lien Term Loan,5.00% (1 mo. USD LIBOR + 4.00%), 03/11/2022	882,550	880,348
Reynolds Group Holdings, Inc., Incremental Term Loan,2.91% (1 mo. USD LIBOR + 2.75%), 02/05/2023	0	0
Scientific Games International, Inc., Term Loan B-5,2.90% (3 mo. USD LIBOR + 2.75%), 08/14/2024	0	0
Windstream Services LLC, Term Loan B-6,8.25% (3 mo. Prime Rate + 5.00%), 03/29/2021	382,540	234,176
		3,872,333
Total Variable Rate Senior Loan Interests (Cost $7,684,355)		6,321,723
Shares
Common Stocks & Other Equity Interests–0.03%
Kazakhstan–0.00%
Astana-Finance JSC, GDR (Acquired 06/05/2015; Cost $0)(b)(e)(n)	1,681,847	1
United States–0.03%
Claire’s Stores, Inc.	614	214,900
Clear Channel Outdoor Holdings, Inc.(n)	153,942	141,088
Cxloyalty Group, Inc., Wts. Expiring April 10, 2024(e)	2,297	0
Hexion Holdings Corp., Class B(n)	64,100	426,265
PARTY CITY HOLDCO INC	10,188	80,633
Quicksilver Resources, Inc.(e)	12,760,000	0
Sabine Oil & Gas Holdings, Inc.(n)	2,510	35,140
		898,026
Total Common Stocks & Other Equity Interests (Cost $15,792,261)		898,027
Preferred Stocks–0.00%
United States–0.00%
Claire’s Stores, Inc., Series A, Pfd. (Cost $97,198)	195	34,125
Money Market Funds–7.78%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(k)(o) (Cost $226,183,857)	226,183,857	226,183,857
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Shares	Value
Options Purchased–0.66%(p)
(Cost $35,689,696)	19,239,725
TOTAL INVESTMENTS IN SECURITIES—103.57% (Cost $3,004,905,046)	3,012,136,573
OTHER ASSETS LESS LIABILITIES–(3.57)%	(103,912,234)
NET ASSETS–100.00%	$2,908,224,339
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
IRB	– Interest Rate Reduction Bond
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2020 was $6,497,476, which represented less than 1% of the Fund’s Net Assets.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $1,444,174,343, which represented 49.65% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Zero coupon bond issued at a discount.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(j)	Principal amount of security and interest payments are adjusted for inflation.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$428,368,981	$1,810,732,761	$(2,012,917,885)	$-	$-	$226,183,857	$1,863,704
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Other Affiliates:
OFI Carlyle Private Credit Fund, CI.I	$1,530,295	$65,675	$(1,674,957)	$78,987	$-	$-	$-
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	70,479,468	1,062,960	(62,905,606)	(18,757,292)	18,066,612	7,946,142	1,400,479
Invesco Oppenheimer Ultra-Short Duration Fund	46,961,543	520,201	(47,724,298)	88,852	153,702	-	495,902
Total	$547,340,287	$1,812,381,597	$(2,125,222,746)	$(18,589,453)	$18,220,314	$234,129,999	$3,760,085

(l)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	Non-income producing security.
(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(p)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Bank of America, N.A.	04/15/2021	USD	1.19	EUR	75,000,000	$ 2,091,422
USD versus AUD	Call	Societe Generale	05/07/2021	AUD	0.71	USD	35,000,000	1,286,985
USD Versus JPY	Call	J.P. Morgan Chase Bank, N.A.	05/06/2021	JPY	112.15	USD	35,000,000	176,925
USD versus KRW	Call	Societe Generale	12/24/2020	KRW	1,264.00	USD	37,000,000	208,606
Subtotal — Foreign Currency Call Options Purchased								3,763,938
Currency Risk
EUR versus NOK	Put	Goldman Sachs International	12/18/2020	NOK	10.33	EUR	93,750,000	758,122
EUR versus NOK	Put	Goldman Sachs International	01/06/2021	NOK	8.36	EUR	8,850,000	23,571
EUR versus NOK	Put	Goldman Sachs International	01/06/2021	NOK	8.65	EUR	8,850,000	43,784
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	8,750,000	403,192
USD versus BRL	Put	Goldman Sachs International	02/12/2021	BRL	3.85	USD	3,750,000	72,079
USD versus BRL	Put	Goldman Sachs International	04/26/2021	BRL	4.75	USD	3,750,000	840,330
USD versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	3,540,000	165,222
USD versus CAD	Put	Bank of America, N.A.	01/20/2021	CAD	1.33	USD	60,000,000	852,900
USD versus CNH	Put	Barclays Bank PLC	01/27/2021	CNH	6.65	USD	2,100,000	301,537
USD versus CNH	Put	Societe Generale	09/22/2020	CNH	7.00	USD	67,500,000	490,590
USD versus IDR	Put	J.P. Morgan Chase Bank, N.A.	05/17/2021	IDR	14,790.00	USD	56,250,000	955,012
USD versus INR	Put	Bank of America, N.A.	10/27/2020	INR	72.50	USD	75,000,000	94,200
USD versus INR	Put	Bank of America, N.A.	11/23/2020	INR	73.00	USD	75,000,000	197,100
USD versus INR	Put	Goldman Sachs International	06/11/2021	INR	71.00	USD	3,750,000	742,897
USD versus INR	Put	Goldman Sachs International	07/02/2021	INR	70.50	USD	3,750,000	625,815
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	10/30/2020	JPY	103.00	USD	74,000,000	508,010
USD versus KRW	Put	Societe Generale	12/24/2020	KRW	1,180.00	USD	37,000,000	566,396
USD versus MXN	Put	Bank of America, N.A.	01/13/2021	MXN	20.79	USD	120,000,000	875,640
USD versus MXN	Put	Citibank N.A.	03/04/2021	MXN	19.98	USD	37,500,000	152,700
USD versus MXN	Put	Goldman Sachs International	05/06/2021	MXN	22.41	USD	35,000,000	1,266,195
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	75,000,000	765,600
USD versus MXN	Put	Morgan Stanley & Co. International PLC	05/07/2021	MXN	22.10	USD	35,000,000	1,039,990
USD versus NOK	Put	Barclays Bank PLC	01/28/2021	NOK	8.68	USD	42,500,000	512,295
USD versus RUB	Put	Goldman Sachs International	08/04/2020	RUB	58.50	USD	3,850,000	4
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	67.99	USD	67,300,000	$420,356
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	08/05/2020	RUB	59.00	USD	3,850,000	4
Subtotal — Foreign Currency Put Options Purchased								12,673,541
Total Foreign Currency Options Purchased								$16,437,479

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,840,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Put	Bank of America, N.A.	0.41%	Receive	6 Month EUR LIBOR	Semi Annual	02/08/2021	EUR	937,500,000	$432,842
10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.04	Receive	3 Month USD LIBOR	Quarterly	10/16/2020	USD	187,500,000	1,897
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Receive	3 Month USD LIBOR	Quarterly	08/28/2020	KRW	84,000,000,000	1
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.27	Receive	3 Month USD LIBOR	Quarterly	12/02/2020	USD	135,000,000	5,766
10 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	2.50	Receive	3 Month USD LIBOR	Quarterly	08/26/2020	USD	175,000,000	2
10 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	0.53	Receive	6 Month EUR LIBOR	Semi Annual	11/25/2021	EUR	28,125,000	149,088
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.61	Receive	6 Month EUR LIBOR	Semi Annual	04/06/2021	EUR	354,000,000	1,322
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.62	Receive	6 Month EUR LIBOR	Semi Annual	04/12/2021	EUR	353,750,000	1,025
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Receive	3 Month USD LIBOR	Quarterly	05/31/2022	USD	133,200,000	2,191,382
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.12	Receive	6 Month EUR LIBOR	Annual	03/29/2021	EUR	353,800,000	18,921
Total Interest Rate Swaptions Purchased										$2,802,246

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,840,000.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	5.50%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Receive	Quarterly	10/21/2020	3.7529%	$(1,401,409)	EUR	$(66,600,000)	$(557,991)	$843,418
J.P. Morgan Chase Bank, N.A.	Put	5.25	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Receive	Quarterly	09/16/2020	3.7529	(513,639)	EUR	(44,400,000)	(209,748)	303,891
J.P. Morgan Chase Bank, N.A.	Put	4.50	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Receive	Quarterly	09/16/2020	3.7529	(451,908)	EUR	(67,500,000)	(625,795)	(173,887)
Morgan Stanley & Co. International PLC	Put	0.98	Markit CDX North America High Yield Index, Series 34, Version 4	Receive	Quarterly	08/19/2020	4.3847	(46,851)	USD	(7,000,000)	(37,650)	9,201
Subtotal — Credit Default Swaptions Written								(2,413,807)			(1,431,184)	982,623
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written—(continued)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	3.50%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Receive	Quarterly	08/19/2020	3.7529%	$(581,489)	EUR	$(45,000,000)	$(176,220)	$405,269
J.P. Morgan Chase Bank, N.A.	Call	3.50	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Receive	Quarterly	09/16/2020	3.7529	(602,683)	EUR	(44,400,000)	(349,988)	252,695
J.P. Morgan Chase Bank, N.A.	Call	3.50	Markit iTraxx Europe Crossover Index, Series 33, Version 1	Receive	Quarterly	09/16/2020	3.7529	(729,395)	EUR	(67,500,000)	(532,077)	197,318
Subtotal — Credit Default Swaptions Written								(1,913,567)			(1,058,285)	855,282
Total Credit Default Swaptions Written								$(4,327,374)			$(2,489,469)	$1,837,905

(a)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR versus BRL	Call	Morgan Stanley & Co. International PLC	08/24/2021	BLR	5.25	$(1,472,780)	EUR	(26,200,000)	$(5,456,981)	$(3,984,201)
EUR versus NOK	Call	Goldman Sachs International	12/18/2020	NOK	11.53	(1,358,107)	EUR	(93,750,000)	(604,178)	753,929
EUR versus RUB	Call	Bank of America, N.A.	11/03/2020	RUB	78.00	(1,227,033)	EUR	(34,900,000)	(4,933,463)	(3,706,430)
EUR versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	12/08/2020	ZAR	19.05	(1,073,445)	EUR	(34,900,000)	(3,233,339)	(2,159,894)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	04/26/2021	BRL	6.50	(375,000)	USD	(9,375,000)	(143,091)	231,909
USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	08/27/2020	CLP	854.00	(163,118)	USD	(26,250,000)	(9,844)	153,274
USD versus CNH	Call	Societe Generale	09/22/2020	CNH	7.24	(276,975)	USD	(67,500,000)	(93,150)	183,825
USD versus IDR	Call	J.P. Morgan Chase Bank, N.A.	05/17/2021	IDR	16,485.00	(863,139)	USD	(56,250,000)	(1,043,944)	(180,805)
USD versus INR	Call	Bank of America, N.A.	10/27/2020	INR	77.55	(818,250)	USD	(75,000,000)	(325,050)	493,200
USD versus INR	Call	Bank of America, N.A.	11/23/2020	INR	77.10	(669,000)	USD	(75,000,000)	(601,425)	67,575
USD versus INR	Call	Bank of Newyork	07/02/2021	INR	84.05	(373,125)	USD	(3,750,000)	(347,865)	25,260
USD versus INR	Call	Goldman Sachs International	06/11/2021	INR	83.00	(630,000)	USD	(3,750,000)	(383,085)	246,915
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	08/06/2020	JPY	109.25	(149,800)	USD	(35,000,000)	(420)	149,380
USD versus MXN	Call	Bank of America, N.A.	01/13/2021	MXN	25.78	(924,240)	USD	(60,000,000)	(647,100)	277,140
USD versus MXN	Call	Citibank N.A.	03/04/2021	MXN	22.52	(754,102)	USD	(37,500,000)	(1,862,662)	(1,108,560)
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(1,710,375)	USD	(75,000,000)	(5,752,275)	(4,041,900)
USD versus NOK	Call	Goldman Sachs International	01/28/2021	NOK	9.76	(574,672)	USD	(42,500,000)	(423,470)	151,202
USD versus RUB	Call	Goldman Sachs International	01/08/2021	RUB	94.00	(464,775)	USD	(18,750,000)	(76,894)	387,881
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD versus RUB	Call	Goldman Sachs International	02/24/2021	RUB	104.00	$(516,412)	USD	(18,750,000)	$(62,906)	$453,506
USD versus RUB	Call	Goldman Sachs International	03/08/2021	RUB	77.09	(1,456,776)	USD	(67,300,000)	(2,528,461)	(1,071,685)
USD versus ZAR	Call	Goldman Sachs International	12/08/2020	ZAR	22.00	(232,208)	USD	(7,500,000)	(25,027)	207,180
USD versus ZAR	Call	Goldman Sachs International	01/07/2021	ZAR	20.00	(1,319,250)	USD	(37,500,000)	(396,375)	922,875
USD versus ZAR	Call	Goldman Sachs International	04/23/2021	ZAR	22.88	(172,838)	USD	(4,900,000)	(39,749)	133,089
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	01/27/2021	ZAR	17.21	(2,876,625)	USD	(112,500,000)	(5,672,812)	(2,796,187)
Subtotal — Foreign Currency Call Options Written						(20,452,045)			(34,663,566)	(14,211,522)
Currency Risk
USD versus CLP	Put	Morgan Stanley & Co. International PLC	08/27/2020	CLP	779.00	(288,050)	USD	(35,000,000)	(1,236,480)	(948,430)
USD versus IDR	Put	J.P. Morgan Chase Bank, N.A.	05/17/2021	IDR	14,100.00	(355,612)	USD	(56,250,000)	(322,875)	32,738
USD versus INR	Put	Bank of America, N.A.	10/27/2020	INR	69.30	(342,750)	USD	(75,000,000)	(8,775)	333,975
USD versus INR	Put	Bank of America, N.A.	11/23/2020	INR	70.30	(253,500)	USD	(75,000,000)	(36,300)	217,200
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	10/30/2020	JPY	100.00	(422,910)	USD	(111,000,000)	(330,780)	92,130
USD versus KRW	Put	Societe Generale	12/24/2020	KRW	1,204.00	(878,380)	USD	(37,000,000)	(987,012)	(108,632)
USD versus MXN	Put	Citibank N.A.	03/04/2021	MXN	18.57	(299,192)	USD	(37,500,000)	(37,875)	261,317
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(673,800)	USD	(75,000,000)	(225,600)	448,200
USD versus ZAR	Put	Bank of America, N.A.	05/26/2021	ZAR	17.00	(1,297,275)	USD	(35,000,000)	(1,442,770)	(145,495)
Subtotal — Foreign Currency Put Options Written						(4,811,469)			(4,628,467)	183,003
Total – Foreign Currency Options Written						$(25,263,514)			$(39,292,033)	$(14,028,519)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,840,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	0.03%	1 month EUR LIBOR	Receive	Annually	11/25/2021	$(474,849)	EUR	(28,125,000)	$(1,091,323)	$(616,474)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.75	3 Month CAD LIBOR	Receive	Quarterly	08/10/2020	(299,778)	CAD	(150,000,000)	(54,457)	245,321
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CAD LIBOR	Receive	Quarterly	08/21/2020	(167,193)	CAD	(93,750,000)	(84,153)	83,040
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CAD LIBOR	Receive	Quarterly	08/20/2020	(167,918)	CAD	(93,750,000)	(87,353)	80,565
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CAD LIBOR	Receive	Quarterly	08/17/2020	(138,157)	CAD	(75,000,000)	(61,579)	76,578
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.74	3 Month CDO LIBOR	Receive	Quarterly	08/24/2020	(125,755)	CAD	(75,000,000)	(80,709)	45,046
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
10 Year Interest Rate Swap	Put	Bank of America, N.A.	0.97%	3 Month CDO LIBOR	Receive	Quarterly	08/24/2020	$(79,645)	CAD	(18,750,000)	$(55,033)	$24,612
30 Year Interest Rate Swap	Put	Goldman Sachs International	1.10	3 Month USD LIBOR	Receive	Quarterly	10/27/2020	(852,480)	USD	(66,600,000)	(636,581)	215,899
30 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.05	3 Month USD LIBOR	Receive	Quarterly	10/28/2020	(2,371,875)	USD	(187,500,000)	(2,272,228)	99,647
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.74	3 Month CDO LIBOR	Receive	Quarterly	08/17/2020	(132,562)	CAD	(75,000,000)	(56,535)	76,027
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.74	3 Month CAD LIBOR	Receive	Quarterly	08/24/2020	(134,253)	CAD	(75,000,000)	(77,964)	56,289
1 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.73	3 Month CAD LIBOR	Receive	Quarterly	08/24/2020	(100,633)	CAD	(56,250,000)	(65,948)	34,685
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.71	3 Month CAD LIBOR	Receive	Quarterly	08/31/2020	(125,904)	CAD	(70,000,000)	(117,222)	8,682
Subtotal—Interest Rate Put Swaptions Written								(4,696,153)			(3,649,762)	1,046,391
Total Open Over-The-Counter Interest Rate Swaptions Written								$(5,171,002)			$(4,741,085)	$429,917

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,840,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	222	September-2020	$23,704,501	$109,897	$109,897
U.S. Treasury 10 Year Notes	4,664	September-2020	653,324,375	4,818,103	4,818,103
U.S. Treasury Long Bonds	130	September-2020	23,696,562	716,270	716,270
Subtotal—Long Futures Contracts				5,644,270	5,644,270
Short Futures Contracts
Interest Rate Risk
Euro Buxl 30 Year Bonds	43	September-2020	(11,388,568)	(270,528)	(270,528)
Canada 10 Year Bonds	2,404	September-2020	(277,650,379)	(3,401,483)	(3,401,483)
Euro Bobl	11	September-2020	(1,752,367)	(7,998)	(7,998)
Euro Bund	58	September-2020	(12,128,368)	(216,816)	(216,816)
Euro OAT	433	September-2020	(86,071,381)	(429,219)	(429,219)
Short-Term Euro-BTP	812	September-2020	(140,595,336)	(2,770,600)	(2,770,600)
US Treasury 2 Year Notes	423	September-2020	(93,476,391)	(73,537)	(73,537)
U.S. Treasury 5 Year Notes	50	September-2020	(6,306,250)	(22,737)	(22,737)
U.S. Treasury 10 Year Ultra Bonds	785	September-2020	(125,011,250)	(2,372,883)	(2,372,883)
U.S. Treasury Ultra Bonds	2,052	September-2020	(467,214,750)	(17,666,548)	(17,666,548)
Subtotal—Short Futures Contracts				(27,232,349)	(27,232,349)
Total Futures Contracts				$(21,588,079)	$(21,588,079)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/07/2020	Bank of America, N.A.	USD	16,737,420	EUR	14,700,000	$579,525
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/07/2020	Bank of America, N.A.	ZAR	279,594,000	USD	16,417,733	$66,644
08/10/2020	Bank of America, N.A.	USD	3,500,000	AUD	5,437,062	384,587
09/16/2020	Bank of America, N.A.	AUD	8,062,938	USD	5,785,884	24,430
09/16/2020	Bank of America, N.A.	COP	127,426,975,000	USD	35,079,691	1,055,387
09/16/2020	Bank of America, N.A.	TRY	30,550,000	USD	4,331,797	101,634
09/16/2020	Bank of America, N.A.	USD	68,094,600	AUD	99,398,410	2,931,532
09/16/2020	Bank of America, N.A.	USD	58,000,000	CZK	1,366,631,140	3,351,107
09/16/2020	Bank of America, N.A.	USD	28,466,640	EUR	25,108,436	1,136,867
09/16/2020	Bank of America, N.A.	USD	1,959,323	GBP	1,545,000	63,554
09/16/2020	Bank of America, N.A.	USD	68,605,883	JPY	7,362,380,663	980,847
09/16/2020	Bank of America, N.A.	USD	45,536,282	NOK	431,000,000	1,825,380
09/16/2020	Bank of America, N.A.	USD	5,825,115	NZD	9,000,000	143,954
09/16/2020	Bank of America, N.A.	USD	30,025,980	SEK	279,511,848	1,822,367
09/16/2020	Bank of America, N.A.	USD	23,247,614	ZAR	400,951,600	99,238
09/17/2020	Bank of America, N.A.	USD	74,321,769	MXN	1,693,400,010	1,340,678
12/02/2020	Bank of America, N.A.	GBP	3,500,000	AUD	6,463,275	34,704
08/04/2020	Citibank N.A.	BRL	60,870,242	USD	11,698,391	29,714
08/04/2020	Citibank N.A.	USD	11,444,579	BRL	60,870,241	224,099
09/16/2020	Citibank N.A.	PEN	1,140,000	USD	331,020	8,629
09/16/2020	Citibank N.A.	RUB	7,947,060,000	USD	113,253,312	6,682,515
09/16/2020	Citibank N.A.	USD	463,114	CAD	625,000	3,542
09/16/2020	Citibank N.A.	USD	5,308,563	EUR	4,669,684	197,117
09/16/2020	Citibank N.A.	USD	45,143,185	NOK	427,250,000	1,806,397
08/27/2020	Goldman Sachs International	RUB	661,740,643	USD	9,275,000	381,445
09/16/2020	Goldman Sachs International	USD	96,074,174	EUR	84,559,729	3,623,973
09/16/2020	Goldman Sachs International	USD	20,821,977	INR	1,586,426,437	251,118
09/16/2020	Goldman Sachs International	ZAR	210,720,000	USD	12,416,512	146,580
09/17/2020	Goldman Sachs International	USD	18,141,325	MXN	411,862,500	261,016
10/26/2020	Goldman Sachs International	IDR	402,095,000,000	USD	27,400,000	457,698
11/05/2020	Goldman Sachs International	RUB	596,242,620	EUR	8,100,000	1,605,126
12/10/2020	Goldman Sachs International	USD	7,500,000	ZAR	144,987,750	869,287
01/08/2021	Goldman Sachs International	NOK	585,800,000	USD	69,698,044	5,303,808
01/11/2021	Goldman Sachs International	USD	25,800,000	RUB	2,118,585,060	2,263,901
01/11/2021	Goldman Sachs International	USD	18,275,000	ZAR	338,760,020	1,215,703
02/25/2021	Goldman Sachs International	RUB	1,476,281,250	USD	21,750,000	2,287,696
03/08/2021	Goldman Sachs International	BRL	95,000,000	USD	23,069,451	4,990,454
03/09/2021	Goldman Sachs International	RUB	247,254,816	USD	3,365,000	109,503
08/04/2020	J.P. Morgan Chase Bank, N.A.	BRL	577,045,282	USD	111,139,154	520,972
08/04/2020	J.P. Morgan Chase Bank, N.A.	USD	8,787,879	BRL	46,795,456	182,696
08/07/2020	J.P. Morgan Chase Bank, N.A.	INR	2,528,750,000	USD	34,123,280	361,275
08/07/2020	J.P. Morgan Chase Bank, N.A.	USD	34,123,250	EUR	29,750,000	922,949
08/11/2020	J.P. Morgan Chase Bank, N.A.	AUD	5,386,936	USD	3,861,318	12,529
09/02/2020	J.P. Morgan Chase Bank, N.A.	BRL	151,860,000	USD	29,230,266	156,344
09/16/2020	J.P. Morgan Chase Bank, N.A.	AUD	155,222,000	USD	111,057,460	142,023
09/16/2020	J.P. Morgan Chase Bank, N.A.	IDR	1,418,873,000,000	USD	98,464,469	2,727,802
09/16/2020	J.P. Morgan Chase Bank, N.A.	JPY	370,755,000	USD	3,508,462	4,212
09/16/2020	J.P. Morgan Chase Bank, N.A.	RUB	161,700,000	USD	2,279,456	111,044
09/16/2020	J.P. Morgan Chase Bank, N.A.	THB	64,850,000	USD	2,085,712	6,292
09/16/2020	J.P. Morgan Chase Bank, N.A.	TRY	103,830,000	USD	14,827,562	450,546
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	398,120,061	EUR	349,015,107	13,377,941
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	71,805,085	GBP	56,343,300	$1,965,482
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	22,778,293	IDR	337,938,750,000	23,699
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	20,780,544	INR	1,586,334,768	291,333
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	39,259,024	JPY	4,198,646,664	425,163
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	58,049,664	KRW	70,276,664,729	765,833
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	4,783,188	NOK	45,000,000	161,765
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	54,217,833	NZD	83,264,000	1,005,341
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	238,659	PLN	940,000	12,395
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	14,962,993	ZAR	258,060,000	63,481
09/16/2020	J.P. Morgan Chase Bank, N.A.	ZAR	3,849,907,732	USD	227,012,662	2,837,908
09/17/2020	J.P. Morgan Chase Bank, N.A.	MXN	1,113,451,500	USD	50,260,973	511,082
09/17/2020	J.P. Morgan Chase Bank, N.A.	USD	81,675,100	MXN	1,863,303,434	1,578,767
11/04/2020	J.P. Morgan Chase Bank, N.A.	JPY	774,632,000	USD	7,400,000	73,971
02/08/2021	J.P. Morgan Chase Bank, N.A.	RUB	1,589,400,000	USD	23,310,967	2,319,517
02/25/2021	J.P. Morgan Chase Bank, N.A.	USD	26,250,000	RUB	2,223,375,000	3,061,488
08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	378,550,000	USD	42,143,994	527,846
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	42,144,165	EUR	36,225,000	882,844
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	421,076,475	USD	20,250,000	2,420,573
08/04/2020	Morgan Stanley & Co. International PLC	BRL	46,716,365	USD	8,978,219	22,805
08/04/2020	Morgan Stanley & Co. International PLC	USD	8,787,879	BRL	46,716,365	167,535
08/31/2020	Morgan Stanley & Co. International PLC	USD	2,812,500	CLP	2,281,500,000	202,074
09/16/2020	Morgan Stanley & Co. International PLC	KRW	5,807,000	USD	4,883	23
09/16/2020	Morgan Stanley & Co. International PLC	USD	29,453,377	CLP	22,592,212,500	401,260
09/17/2020	Morgan Stanley & Co. International PLC	USD	515,294	MYR	2,190,000	1,569
09/16/2020	Royal Bank of Canada	USD	17,834,820	EUR	15,665,797	635,568
09/16/2020	Royal Bank of Canada	USD	12,294,990	GBP	9,710,000	418,363
09/16/2020	Royal Bank of Canada	USD	17,588,504	JPY	1,880,000,000	180,620
08/11/2020	Standard Chartered Bank PLC	USD	3,500,000	AUD	5,386,936	348,789
09/16/2020	Standard Chartered Bank PLC	USD	29,500,000	CNY	209,892,500	464,799
Subtotal—Appreciation						89,410,274
Currency Risk
08/07/2020	Bank of America, N.A.	EUR	14,700,000	ZAR	279,594,000	(965,856)
08/10/2020	Bank of America, N.A.	AUD	13,500,000	USD	9,295,560	(349,708)
08/10/2020	Bank of America, N.A.	USD	5,785,158	AUD	8,062,938	(24,476)
09/16/2020	Bank of America, N.A.	CAD	625,000	USD	463,006	(3,650)
09/16/2020	Bank of America, N.A.	CHF	54,946,329	USD	58,049,664	(2,104,672)
09/16/2020	Bank of America, N.A.	EUR	60,726,000	USD	69,094,016	(2,503,537)
09/16/2020	Bank of America, N.A.	GBP	51,328,280	USD	64,959,018	(2,245,358)
09/16/2020	Bank of America, N.A.	USD	22,597,092	COP	82,083,935,000	(679,843)
09/16/2020	Bank of America, N.A.	USD	27,999,880	ZAR	474,517,132	(369,410)
09/17/2020	Bank of America, N.A.	MXN	2,126,915,752	USD	93,362,091	(1,670,181)
12/02/2020	Bank of America, N.A.	AUD	19,489,575	GBP	10,500,000	(175,400)
12/02/2020	Bank of America, N.A.	GBP	7,000,000	AUD	12,594,505	(167,898)
01/15/2021	Bank of America, N.A.	MXN	590,200,500	USD	25,700,000	(308,740)
09/16/2020	Citibank N.A.	COP	6,420,000,000	USD	1,700,302	(13,904)
09/16/2020	Citibank N.A.	EUR	193,305,000	USD	219,751,888	(8,159,795)
09/16/2020	Citibank N.A.	GBP	58,005,000	USD	73,325,977	(2,620,263)
09/16/2020	Citibank N.A.	USD	63,349,694	RUB	4,444,076,052	(3,754,230)
09/17/2020	Citibank N.A.	MXN	919,550,200	USD	40,732,759	(353,468)
09/16/2020	Goldman Sachs International	INR	3,173,350,370	USD	41,650,484	(502,315)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2020	Goldman Sachs International	NZD	71,000,000	USD	45,910,943	$(1,178,380)
09/16/2020	Goldman Sachs International	USD	5,069,138	TRY	35,560,000	(145,255)
09/16/2020	Goldman Sachs International	USD	44,536,351	ZAR	737,856,000	(1,572,026)
01/08/2021	Goldman Sachs International	USD	70,174,200	EUR	58,000,000	(1,616,155)
01/11/2021	Goldman Sachs International	ZAR	338,760,020	USD	18,362,669	(1,128,035)
02/08/2021	Goldman Sachs International	USD	23,350,008	RUB	1,589,400,000	(2,358,558)
02/18/2021	Goldman Sachs International	USD	9,525,000	BRL	48,205,072	(345,263)
03/08/2021	Goldman Sachs International	USD	22,902,604	BRL	95,000,000	(4,823,607)
04/28/2021	Goldman Sachs International	BRL	27,433,350	USD	4,725,000	(485,964)
06/15/2021	Goldman Sachs International	INR	2,033,775,000	USD	25,875,000	(372,320)
08/19/2021	Goldman Sachs International	USD	10,900,000	BRL	55,120,210	(501,572)
08/04/2020	J.P. Morgan Chase Bank, N.A.	USD	102,060,962	BRL	530,249,826	(413,355)
08/05/2020	J.P. Morgan Chase Bank, N.A.	USD	60,321,154	AUD	84,318,080	(80,099)
08/07/2020	J.P. Morgan Chase Bank, N.A.	EUR	29,750,000	USD	34,158,950	(887,249)
08/07/2020	J.P. Morgan Chase Bank, N.A.	INR	3,630,000	USD	48,419	(46)
08/07/2020	J.P. Morgan Chase Bank, N.A.	USD	34,159,034	INR	2,532,380,000	(348,565)
08/10/2020	J.P. Morgan Chase Bank, N.A.	EGP	61,500,000	USD	3,750,000	(96,653)
08/11/2020	J.P. Morgan Chase Bank, N.A.	JPY	370,755,000	USD	3,500,000	(2,735)
08/11/2020	J.P. Morgan Chase Bank, N.A.	USD	3,507,108	JPY	370,755,000	(4,374)
09/02/2020	J.P. Morgan Chase Bank, N.A.	USD	51,274,410	BRL	266,385,944	(274,251)
09/16/2020	J.P. Morgan Chase Bank, N.A.	AUD	114,236,279	USD	79,340,983	(2,287,696)
09/16/2020	J.P. Morgan Chase Bank, N.A.	CNY	12,744,563	USD	1,794,635	(24,812)
09/16/2020	J.P. Morgan Chase Bank, N.A.	EUR	457,244,338	USD	521,458,493	(17,644,622)
09/16/2020	J.P. Morgan Chase Bank, N.A.	GBP	78,642,000	USD	99,356,297	(3,610,072)
09/16/2020	J.P. Morgan Chase Bank, N.A.	HUF	16,000,000	USD	52,766	(1,942)
09/16/2020	J.P. Morgan Chase Bank, N.A.	INR	3,173,349,630	USD	41,569,997	(582,792)
09/16/2020	J.P. Morgan Chase Bank, N.A.	JPY	1,048,000,000	USD	9,799,219	(106,122)
09/16/2020	J.P. Morgan Chase Bank, N.A.	NZD	20,450,000	USD	13,304,565	(258,486)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	3,861,948	AUD	5,386,936	(12,659)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	13,317,581	EUR	11,250,000	(53,535)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	84,047,159	IDR	1,212,332,987,500	(2,246,519)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	48,237	INR	3,630,000	(19)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	2,283,685	RUB	162,000,000	(111,250)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	2,085,008	THB	64,850,000	(5,588)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	16,418,086	TRY	115,010,000	(493,009)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	18,590,000	ZAR	309,716,276	(555,654)
09/16/2020	J.P. Morgan Chase Bank, N.A.	ZAR	232,360,000	USD	13,472,839	(57,159)
09/17/2020	J.P. Morgan Chase Bank, N.A.	MXN	1,433,142,000	USD	63,262,460	(771,453)
04/28/2021	J.P. Morgan Chase Bank, N.A.	BRL	10,762,500	USD	1,875,000	(169,337)
05/19/2021	J.P. Morgan Chase Bank, N.A.	IDR	420,131,250,000	USD	26,250,000	(961,129)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	13,500,000	MXN	280,724,400	(1,613,429)
08/31/2020	Morgan Stanley & Co. International PLC	CLP	2,281,500,000	USD	2,838,569	(176,005)
09/16/2020	Morgan Stanley & Co. International PLC	CLP	68,225,815,428	USD	87,484,248	(2,673,232)
09/16/2020	Morgan Stanley & Co. International PLC	USD	27,965,307	KRW	33,254,665,031	(134,025)
09/16/2020	Royal Bank of Canada	EUR	155,693,689	USD	177,132,710	(6,434,248)
09/16/2020	Royal Bank of Canada	USD	8,491,503	EUR	7,195,000	(8,409)
09/16/2020	Royal Bank of Scotland PLC	EUR	2,410,000	USD	2,739,230	(102,223)
09/16/2020	Standard Chartered Bank PLC	AUD	53,250,000	USD	37,947,814	(102,508)
09/16/2020	Standard Chartered Bank PLC	CNY	204,338,880	USD	28,800,000	(371,950)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2020	Standard Chartered Bank PLC	USD	4,091,374	IDR	60,000,000,000	$(42,950)
Subtotal—Depreciation						(85,220,000)
Total Forward Foreign Currency Contracts						$4,190,274

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazilian Government Bonds	Sell	1.00%	Quarterly	06/20/2022	1.2035%	USD	7,500,000	$(167,046)	$(27,052)	$139,994
Italy Government International Bond	Sell	1.00	Quarterly	06/20/2025	1.5096	USD	5,550,000	(173,143)	(132,756)	40,387
Subtotal - Appreciation								(340,189)	(159,808)	180,381
Credit Risk
Lloyds Banking Group	Buy	(1.00)	Quarterly	06/20/2025	0.6612	EUR	3,700,000	(52,468)	(72,319)	(19,851)
BOC023585 CDS USD R V 03MEVENT FLO CCPSOVEREIGN	Buy	(1.00)	Quarterly	06/20/2025	0.7289	USD	3,700,000	(31,730)	(49,206)	(17,476)
GOC023413 CDS USD R V 03MEVENT FLO SOVEREIGN	Buy	(1.00)	Quarterly	06/20/2025	1.1546	USD	1,110,000	12,488	8,191	(4,297)
BOC023519 CDS USD R V 03MEVENT FLO CCPSOVEREIGN	Buy	(1.00)	Quarterly	06/20/2025	0.4199	USD	3,700,000	(96,739)	(105,613)	(8,874)
BOC023523 CDS USD R V 03MEVENT FLO CCPSOVEREIGN	Buy	(1.00)	Quarterly	06/20/2025	0.1873	USD	3,700,000	(139,264)	(147,275)	(8,011)
BOC023521 CDS USD R V 03MEVENT FLO CCPSOVEREIGN	Buy	(1.00)	Quarterly	06/20/2025	0.2697	USD	3,700,000	(120,676)	(132,560)	(11,883)
Republic of Indonesia	Buy	(1.00)	Quarterly	06/20/2025	1.1546	USD	4,840,417	62,133	37,063	(25,070)
MARKIT ITRX EUR XOVER 12/22* ITRX XOVER CDSI S28 5Y	Sell	5.00	Quarterly	12/20/2022	1.7492	EUR	10,000,000	1,175,924	921,167	(254,757)
Subtotal - Depreciation								809,668	459,448	(350,219)
Total Centrally Cleared Credit Default Swap Agreements								$469,479	$299,640	$(169,838)

(a)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Bank of America, N.A.	Uruguay Government International Bond	Sell	1.00%		12/20/2021	1.1306%	USD	7,501,000	$(38,931)	$(13,633)	$25,298
Citibank N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)		12/20/2024	1.3347	EUR	3,750,000	43,117	64,611	21,494
Credit Risk
Barclays Bank PLC	UniCredit S.p.A.	Buy	(1.00)		06/20/2025	1.1016	EUR	5,550,000	38,753	32,081	(6,672)
Barclays Bank PLC	Republic of Indonesia	Buy	(1.00)		06/20/2025	1.1546	USD	1,850,000	19,067	13,651	(5,416)
Barclays Bank PLC	Softbank Group	Buy	(1.00)		06/20/2025	2.4830	JPY	185,000,000	145,059	118,144	(26,915)
Citibank N.A.	Assicurazioni Generali S.p.A.	Sell	1.00		12/20/2024	0.7005	EUR	7,500,000	132,747	116,681	(16,066)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 1	Sell	5.00		12/20/2022	1.7492	EUR	35,000,000	4,193,676	3,224,084	(969,592)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 1	Sell	5.00		12/20/2022	12.2125	EUR	7,500,000	174,448	(1,376,952)	(1,551,400)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)		12/20/2021	0.7113	EUR	7,500,000	69,467	(35,851)	(105,318)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00		12/20/2021	11.1010	EUR	7,500,000	(235,535)	(708,933)	(473,398)
Subtotal—Depreciation									4,537,682	1,382,905	(3,154,777)
Total Open Over-The-Counter Credit Default Swap Agreements									$4,541,868	$1,433,883	$(3,107,985)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,840,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month COOVIBR	Quarterly	3.09%	Quarterly	07/09/2025	COP	27,375,000,000	$—	$17,138	$17,138
Pay	3 Month COOVIBR	Quarterly	3.08	Quarterly	07/09/2025	COP	57,750,000,000	—	28,982	28,982
Pay	3 Month CNRR007	Quarterly	2.40	Quarterly	07/13/2022	CNY	675,000,000	—	33,144	33,144
Pay	28 Day MXN TIIE	28 Day	5.57	28 Day	04/24/2025	MXN	56,000,000	—	82,799	82,799
Pay	6 Month THB	Semi-Annually	0.76	Semi-Annually	06/25/2025	THB	712,500,000	—	96,589	96,589
Pay	6 Month AUD BBSW	Semi-Annually	0.80	Semi-Annually	07/23/2026	AUD	133,125,000	—	102,107	102,107
Pay	6 Month CLICP	Semi-Annually	1.16	Semi-Annually	07/13/2025	CLP	14,625,000,000	—	134,591	134,591
Pay	6 Month CLICP	Semi-Annually	1.20	Semi-Annually	06/26/2025	CLP	15,375,000,000	—	193,995	193,995
Pay	1 Month COOVIBR	Quarterly	4.89	Quarterly	10/17/2020	COP	113,100,000,000	—	215,158	215,158
Pay	28 Day MXN TIIE	28 Day	4.76	28 Day	05/17/2023	MXN	780,000,000	—	283,017	283,017
Pay	28 Day MXN TIIE	28 Day	4.87	28 Day	06/02/2023	MXN	580,500,000	—	286,580	286,580
Pay	28 Day MXN TIIE	28 Day	4.90	28 Day	06/07/2023	MXN	562,500,000	—	297,855	297,855
Pay	BZDIOVRA	At Maturity	5.75	At Maturity	01/02/2025	BRL	39,321,559	—	316,283	316,283
Pay	6 Month USD LIBOR	Quarterly	0.43	Semi-Annual	05/15/2027	USD	113,850,000	—	445,628	445,628
Pay	3 Month CDOR	Semi-Annually	0.56	Semi-Annually	06/29/2025	CAD	204,240,000	(799)	446,243	447,042
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	28 Day MXN TIIE	28 Day	6.91%	28 Day	12/16/2026	MXN	741,375,000	$—	$454,851	$454,851
Pay	BZDIOVRA	At Maturity	6.63	At Maturity	01/02/2025	BRL	27,736,204	—	525,338	525,338
Pay	3 Month USD LIBOR	Quarterly	0.45	Semi-Annual	05/15/2027	USD	113,850,000	—	615,119	615,119
Pay	BZDIOVRA	At Maturity	6.53	At Maturity	01/02/2024	BRL	34,406,328	—	634,581	634,581
Pay	BZDIOVRA	At Maturity	5.93	At Maturity	01/02/2025	BRL	65,660,405	—	696,027	696,027
Pay	3 Month COOVIBR	Quarterly	5.20	Quarterly	08/01/2029	COP	30,347,000,000	—	701,423	701,423
Pay	BZDIOVRA	At Maturity	4.50	At Maturity	01/02/2023	BRL	146,828,581	—	756,123	756,123
Pay	BZDIOVRA	At Maturity	6.03	At Maturity	01/02/2025	BRL	69,882,169	—	808,530	808,530
Pay	BZDIOVRA	At Maturity	3.02	At Maturity	01/03/2022	BRL	655,701,194	—	809,781	809,781
Pay	28 Day MXN TIIE	28 Day	8.62	28 Day	12/26/2028	MXN	86,300,000	—	879,398	879,398
Pay	1 Month COOVIBR	Quarterly	5.56	Quarterly	08/26/2026	COP	29,197,000,000	—	1,003,438	1,003,438
Pay	BZDIOVRA	At Maturity	6.06	At Maturity	01/02/2025	BRL	138,970,700	—	1,516,956	1,516,956
Pay	BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	717,750,992	—	2,038,495	2,038,495
Pay	BZDIOVRA	At Maturity	5.56	At Maturity	01/02/2023	BRL	235,915,011	—	2,541,204	2,541,204
Pay	1 Month BZDIOVRA	Maturity	8.42	Maturity	01/02/2025	BRL	60,391,035	—	2,573,282	2,573,282
Pay	1 Month BZDIOVRA	Maturity	8.68	Maturity	01/04/2027	BRL	56,292,938	—	2,906,066	2,906,066
Pay	6 Month CDOR	Semi-Annually	1.06	Semi-Annually	03/26/2030	CAD	492,200,000	—	4,824,266	4,824,266
Subtotal — Appreciation								(799)	27,264,987	27,265,786
Interest Rate Risk
Receive	BZDIOVRA	At Maturity	(3.94)	At Maturity	01/04/2021	BRL	621,559,683	—	(1,443,878)	(1,443,878)
Receive	BZDIOVRA	At Maturity	(3.91)	At Maturity	01/04/2021	BRL	526,805,561	—	(1,200,962)	(1,200,962)
Receive	BZDIOVRA	At Maturity	(4.32)	At Maturity	01/04/2021	BRL	366,819,543	—	(1,082,815)	(1,082,815)
Receive	BZDIOVRA	At Maturity	(4.28)	At Maturity	01/04/2021	BRL	369,896,576	—	(1,066,176)	(1,066,176)
Pay	3 Month CNRR007	Quarterly	2.04	Quarterly	06/18/2022	CNY	652,500,000	—	(570,875)	(570,875)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	525,000,000	—	(525,733)	(525,733)
Receive	6 Month AUD BBSW	Semi-Annually	(1.21)	Semi-Annually	06/20/2051	AUD	19,725,000	—	(368,885)	(368,885)
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	321,750,000	—	(364,247)	(364,247)
Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/30/2022	CNY	543,750,000	—	(362,892)	(362,892)
Receive	28 Day MXN TIIE	28 Day	(4.81)	28 Day	05/19/2021	MXN	2,250,000,000	—	(319,221)	(319,221)
Receive	28 Day MXN TIIE	28 Day	(4.83)	28 Day	06/04/2021	MXN	1,672,500,000	—	(273,720)	(273,720)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	681,820,000	—	(270,072)	(270,072)
Receive	28 Day MXN TIIE	28 Day	(4.80)	28 Day	06/09/2021	MXN	1,650,000,000	—	(257,805)	(257,805)
Receive	BZDIOVRA	At Maturity	(2.05)	At Maturity	01/04/2021	BRL	1,874,436,406	—	(160,884)	(160,884)
Pay	28 Day MXIBTIIE	28 Day	4.80	28 Day	07/23/2025	MXN	1,373,500,000	—	(128,902)	(128,902)
Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	1,361,600,000	—	(105,586)	(105,586)
Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/29/2022	CNY	135,000,000	—	(90,019)	(90,019)
Receive	6 Month NZD BBSW	Semi-Annually	(0.71)	Semi-Annually	07/22/2030	NZD	14,550,000	—	(83,358)	(83,358)
Receive	6 Month CLICP	Semi-Annually	(0.57)	Semi-Annually	07/13/2022	CLP	36,187,500,000	—	(78,985)	(78,985)
Receive	6 Month NZD BBSW	Semi-Annually	(0.71)	Semi-Annually	07/21/2030	NZD	14,550,000	—	(78,687)	(78,687)
Receive	6 Month CLICP	Semi-Annually	(0.52)	Semi-Annually	06/26/2022	CLP	37,875,000,000	—	(43,047)	(43,047)
Pay	28 Day MXN TIIE	28 Day	4.47	28 Day	06/29/2023	MXN	1,027,120,000	—	(15,546)	(15,546)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	28 Day MXN TIIE	28 Day	4.67%	28 Day	07/02/2024	MXN	829,450,000	$—	$(3,986)	$(3,986)
Pay	3 Month COOVIBR	Quarterly	3.03	Quarterly	07/10/2025	COP	23,000,000,000	—	(3,073)	(3,073)
Subtotal — Depreciation								—	(8,899,354)	(8,899,354)
Total Centrally Cleared Interest Rate Swap Agreements								$(799)	$18,365,633	$18,366,432

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	Bank of America, N.A.	Semi-Annually	1.00	Semi-Annually	01/31/2022	INR	590,000,000	$—	$305,937	$305,937
Goldman Sachs International	Pay	Goldman Sachs & Co.	Quarterly	5.75	Quarterly	05/23/2024	RUB	230,000,000	—	348,402	348,402
Goldman Sachs International	Pay	Goldman Sachs & Co.	Quarterly	4.56	Quarterly	10/25/2021	RUB	5,160,000,000	—	1,600,725	1,600,725
Goldman Sachs International	Pay	Goldman Sachs & Co.	Quarterly	4.82	Quarterly	01/14/2030	RUB	595,000,000	—	621,097	621,097
Goldman Sachs International	Pay	Goldman Sachs & Co.	Quarterly	5.70	Quarterly	02/28/2025	RUB	862,500,000	—	568,269	568,269
Goldman Sachs International	Pay	Goldman Sachs & Co.	Quarterly	5.62	Quarterly	03/05/2022	RUB	2,000,000,000	—	480,673	480,673
Goldman Sachs International	Pay	Goldman Sachs & Co.	Quarterly	5.94	Quarterly	04/30/2026	RUB	2,000,000,000	—	838,226	838,226
Subtotal—Appreciation									—	4,763,329	4,763,329
Interest Rate Risk
Standard Chartered Bank PLC	Pay	Standard Chartered Bank PLC	Semi-Annually	(6.44)	Semi-Annually	01/10/2024	INR	600,000,000	—	(665,550)	(665,550)
Total Over-The-Counter Interest Rate Swap Aggreements									$—	$4,097,779	$4,097,779

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,840,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Investment Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXIBTIIE	—28-day Mexican Interbank Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,028,030,435	$0	$1,028,140,835
Non-U.S. Dollar Denominated Bonds & Notes	—	987,689,219	122,349	987,811,568
Asset-Backed Securities	—	337,601,347	—	337,601,347
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	258,837,688	—	258,837,688
Agency Credit Risk Transfer Notes	—	79,639,071	—	79,639,071
U.S. Treasury Securities	—	59,482,465	—	59,482,465
Investment Companies	7,946,142	—	—	7,946,142
Variable Rate Senior Loan Interests	—	6,321,723	—	6,321,723
Common Stocks & Other Equity Interests	683,126	214,900	1	898,027
Preferred Stocks	—	34,125	—	34,125
Money Market Funds	226,183,857	—	—	226,183,857
Options Purchased	—	19,239,725	—	19,239,725
Total Investments in Securities	234,813,125	2,777,090,698	122,350	3,012,136,573
Other Investments - Assets*
Futures Contracts	5,644,270	—	—	5,644,270
Forward Foreign Currency Contracts	—	89,410,274	—	89,410,274
Swap Agreements	—	32,256,288	—	32,256,288
	5,644,270	121,666,562	—	127,310,832
Other Investments - Liabilities*
Futures Contracts	(27,232,349)	—	—	(27,232,349)
Forward Foreign Currency Contracts	—	(85,220,000)	—	(85,220,000)
Options Written	—	(46,522,587)	—	(46,522,587)
Swap Agreements	—	(13,069,900)	—	(13,069,900)
	(27,232,349)	(144,812,487)	—	(172,044,836)
Total Other Investments	(21,588,079)	(23,145,925)	—	(44,734,004)
Total Investments	$213,225,046	$2,753,944,773	$122,350	$2,967,292,169

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Global Strategic Income Fund to Invesco Global Strategic Income Fund.
Invesco Oppenheimer Global Strategic Income Fund